UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Inflation Strategy

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 75.0%
United States - 75.0%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/22 (TIPS) (a)	U.S.$	39,188	$39,750,833
0.125%, 4/15/17-1/15/23 (TIPS)		113,287	114,315,434
0.375%, 7/15/23 (TIPS)		22,895	22,771,094
0.50%, 4/15/15 (TIPS)		14,637	14,971,049
0.625%, 7/15/21-1/15/24 (TIPS)		9,257	9,526,117
1.125%, 1/15/21 (TIPS)		4,992	5,352,308
1.25%, 7/15/20 (TIPS) (a)		22,453	24,482,971
1.375%, 7/15/18-1/15/20 (TIPS)		19,762	21,629,121
1.875%, 7/15/15 (TIPS) (a)		21,466	22,621,778
1.875%, 7/15/19 (TIPS)		5,917	6,667,187
2.00%, 7/15/14-1/15/16 (TIPS)		3,805	3,972,728
2.125%, 1/15/19 (TIPS)		21,275	24,051,945

Total Inflation-Linked Securities (cost $313,234,675)			310,112,565

CORPORATES - INVESTMENT GRADES - 13.0%
Industrial - 7.1%
Basic - 1.3%
Barrick North America Finance LLC
4.40%, 5/30/21		311	306,664
Basell Finance Co. BV
8.10%, 3/15/27 (b)		205	262,217
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)		412	361,203
Dow Chemical Co. (The)
4.125%, 11/15/21		560	580,512
4.375%, 11/15/42		229	207,462
8.55%, 5/15/19		67	86,206
Gerdau Trade, Inc.
4.75%, 4/15/23 (b)		635	572,907
5.75%, 1/30/21 (b)		101	101,379
International Paper Co.
4.75%, 2/15/22		800	859,943
LyondellBasell Industries NV
5.75%, 4/15/24		405	463,623
Minsur SA
6.25%, 2/07/24 (b)		469	460,478
Rio Tinto Finance USA PLC
2.875%, 8/21/22		521	489,542
3.50%, 3/22/22		192	190,040
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		393	347,262

			5,289,438

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		147	147,367
Odebrecht Finance Ltd.
5.125%, 6/26/22 (b)		300	285,750
Republic Services, Inc.
3.80%, 5/15/18		8	8,582
5.25%, 11/15/21		150	167,560

			609,259

	Principal Amount (000)		U.S. $ Value
Communications - Media - 1.1%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,095	1,048,600
6.15%, 3/01/37-2/15/41		331	376,613
CBS Corp.
5.75%, 4/15/20		325	370,304
8.875%, 5/15/19		25	32,293
Comcast Corp.
5.15%, 3/01/20		128	145,248
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		775	756,675
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(c)		415	430,044
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)		409	411,045
NBCUniversal Media LLC
4.375%, 4/01/21		205	220,754
Omnicom Group, Inc.
3.625%, 5/01/22		163	162,524
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		460	586,903
Time Warner Cable, Inc.
5.00%, 2/01/20		35	36,027
7.50%, 4/01/14		70	70,768
8.75%, 2/14/19		25	30,059

			4,677,857

Communications - Telecommunications - 1.3%
American Tower Corp.
3.50%, 1/31/23		300	284,075
4.70%, 3/15/22		395	411,315
5.05%, 9/01/20		35	38,231
AT&T, Inc.
3.00%, 2/15/22		1,255	1,191,454
5.35%, 9/01/40		280	280,221
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)		425	415,500
8.75%, 6/15/30 (d)		150	212,885
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	50,275
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	400	433,341
Verizon Communications, Inc.
5.15%, 9/15/23		1,001	1,088,254
5.50%, 2/15/18		460	522,259
7.35%, 4/01/39		300	382,694

			5,310,504

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		640	729,645
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	31,295

			760,940

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
3.40%, 6/15/22	985	977,478

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22	175	187,246

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	94	101,430

Consumer Non-Cyclical - 0.5%
Actavis, Inc.
3.25%, 10/01/22	215	204,266
Ahold Finance USA LLC
6.875%, 5/01/29	25	30,511
Altria Group, Inc.
4.75%, 5/05/21	195	212,883
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	125	132,145
8.50%, 6/15/19	75	93,569
Kroger Co. (The)
3.40%, 4/15/22	624	615,810
Reynolds American, Inc.
3.25%, 11/01/22	284	267,692
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	363	369,031
Tyson Foods, Inc.
4.50%, 6/15/22	289	301,248

		2,227,155

Energy - 1.1%
Marathon Petroleum Corp.
5.125%, 3/01/21	280	309,836
Nabors Industries, Inc.
5.10%, 9/15/23 (b)	180	182,920
Noble Energy, Inc.
4.15%, 12/15/21	127	133,377
8.25%, 3/01/19	387	487,815
Phillips 66
4.30%, 4/01/22	413	430,416
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (b)	1,060	1,091,427
Transocean, Inc.
3.80%, 10/15/22	589	556,090
6.375%, 12/15/21	2	2,230
Valero Energy Corp.
6.125%, 2/01/20	476	554,528
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	765	829,008
9.625%, 3/01/19	70	90,875

		4,668,522

	Principal Amount (000)		U.S. $ Value
Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,657
Baidu, Inc.
2.25%, 11/28/17		237	237,086
3.25%, 8/06/18		399	403,396
Intel Corp.
4.80%, 10/01/41		225	227,261
Motorola Solutions, Inc.
3.50%, 3/01/23		206	194,231
3.75%, 5/15/22		320	317,383
7.50%, 5/15/25		505	614,935
Oracle Corp.
3.875%, 7/15/20		205	220,962
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		1,065	1,069,835
Total System Services, Inc.
2.375%, 6/01/18		259	257,817
3.75%, 6/01/23		261	247,826

			3,798,389

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	36,002

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42		400	399,104

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	50,398
Ryder System, Inc.
3.15%, 3/02/15		105	107,762
5.85%, 11/01/16		105	116,283
7.20%, 9/01/15		10	10,938

			285,381

			29,328,705

Financial Institutions - 4.2%
Banking - 2.3%
ABN AMRO Bank NV
2.50%, 10/30/18 (b)		995	1,000,004
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	190	306,676
BBVA US Senior SAU
3.25%, 5/16/14	U.S.	$ 265	266,851
BNP Paribas SA
5.186%, 6/29/15 (b)		257	264,067
BPCE SA
5.70%, 10/22/23 (b)		670	692,030
Capital One Financial Corp.
5.25%, 2/21/17		150	165,356
Credit Suisse AG
6.50%, 8/08/23 (b)		621	670,522

	Principal Amount (000)		U.S. $ Value
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	287	482,462
Goldman Sachs Group, Inc. (The)
1.838%, 11/29/23 (d)	U.S.$	810	818,292
ING Bank NV
2.00%, 9/25/15 (b)		600	606,351
JPMorgan Chase & Co.
4.25%, 10/15/20		55	58,910
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	78,868
Morgan Stanley
4.75%, 3/22/17		45	49,238
Series G
5.50%, 7/28/21		456	514,101
Murray Street Investment Trust I
4.647%, 3/09/17		52	56,191
National Capital Trust II Delaware
5.486%, 3/23/15 (b)		45	46,125
PNC Bank NA
3.80%, 7/25/23		940	942,533
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b)		375	391,875
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		102	119,289
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (b)		233	238,242
Standard Chartered PLC
Series E
4.00%, 7/12/22 (b)		725	736,527
UBS AG/Stamford CT
7.625%, 8/17/22		465	534,445
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		325	348,023

			9,386,978

Brokerage – 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	817,434

Insurance – 1.1%
American International Group, Inc.
4.875%, 6/01/22		625	680,160
6.40%, 12/15/20		205	243,909
Coventry Health Care, Inc.
5.45%, 6/15/21		415	471,833
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		535	589,800
5.50%, 3/30/20		24	27,424
6.10%, 10/01/41		165	194,407
Humana, Inc.
6.45%, 6/01/16		40	44,687
7.20%, 6/15/18		480	577,343
Lincoln National Corp.
8.75%, 7/01/19		175	227,025
MetLife, Inc.
5.70%, 6/15/35		90	101,729
7.717%, 2/15/19		180	225,202

	Principal Amount (000)	U.S. $ Value
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)	360	391,956
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	125	182,061
Prudential Financial, Inc.
5.625%, 6/15/43	340	340,068
XLIT Ltd.
5.25%, 9/15/14	151	155,176

		4,452,780

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15	37	38,680

REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21	739	819,432
Health Care REIT, Inc.
5.25%, 1/15/22	890	967,218
Trust F/1401
5.25%, 12/15/24 (b)	825	818,813

		2,605,463

		17,301,335

Utility - 1.4%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22	144	159,469
Constellation Energy Group, Inc.
5.15%, 12/01/20	91	98,734
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	340	400,804
Pacific Gas & Electric Co.
4.50%, 12/15/41	160	155,677
TECO Finance, Inc.
4.00%, 3/15/16	45	47,674

		862,358

Natural Gas - 1.2%
DCP Midstream LLC
4.75%, 9/30/21 (b)	405	413,688
9.75%, 3/15/19 (b)	20	25,440
Energy Transfer Partners LP
5.20%, 2/01/22	510	546,004
6.125%, 2/15/17	145	162,576
Enterprise Products Operating LLC
5.20%, 9/01/20	335	379,156
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	846	841,978
4.15%, 3/01/22	104	105,382
Nisource Finance Corp.
6.80%, 1/15/19	75	89,577

	Principal Amount (000)	U.S. $ Value
ONEOK, Inc.
4.25%, 2/01/22	710	690,497
Spectra Energy Capital LLC
6.20%, 4/15/18	265	303,158
8.00%, 10/01/19	25	30,358
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)	480	470,415
Williams Cos., Inc. (The)
3.70%, 1/15/23	642	577,396
Williams Partners LP
5.25%, 3/15/20	400	443,614

		5,079,239

		5,941,597

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	621	551,242
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)	358	358,103
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)	320	353,536

		1,262,881

Total Corporates - Investment Grades (cost $53,589,651)		53,834,518

ASSET-BACKED SECURITIES - 9.1%
Autos - Fixed Rate - 6.2%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16	1,464	1,467,317
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16	1,105	1,108,996
Series 2013-1, Class A2
1.00%, 2/15/18	805	806,682
Series 2014-1, Class A2
1.29%, 1/15/19	1,398	1,397,618
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17	655	656,786
Series 2012-4, Class A2
0.49%, 4/08/16	309	309,205
Series 2013-1, Class A2
0.49%, 6/08/16	394	393,910
Series 2013-3, Class A3
0.92%, 4/09/18	1,245	1,245,834
Series 2013-4, Class A3
0.96%, 4/09/18	535	536,187
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (b)	767	766,657
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.802%, 5/20/18 (b)		1,760	1,834,121
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	422,503
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		289	297,202
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		380	382,980
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		1,115	1,119,683
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		575	574,968
Series 2014-1, Class B
2.22%, 1/22/19		200	200,649
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (b)		449	449,340
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		237	236,999
Series 2013-1A, Class A
1.29%, 10/16/17 (b)		327	327,474
Series 2014-1A, Class A
1.29%, 5/15/18 (b)		550	549,951
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		685	685,406
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		283	283,121
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)	CAD	527	473,654
Series 2013-R4A, Class A1
1.487%, 8/15/15 (b)		420	376,891
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	225	222,977
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		480	480,636
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		2,185	2,184,786
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		70	70,508
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (b)		875	876,482
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	168,590

	Principal Amount (000)	U.S. $ Value
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16	613	613,594
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)	1,193	1,196,009
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (b)	85	85,354
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15	125	125,257
Series 2013-3, Class C
1.81%, 4/15/19	905	902,063
Series 2013-4, Class A3
1.11%, 12/15/17	1,020	1,025,927
Series 2013-5, Class A2A
0.64%, 4/17/17	597	597,238
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	181	180,924

		25,634,479

Credit Cards - Fixed Rate - 1.2%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18	795	795,623
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (b)	820	776,863
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	835	826,402
Series 2014-A1, Class A
1.15%, 1/15/19	825	826,939
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	800	801,302
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	370	370,766
Series 2013-A, Class A
1.61%, 12/15/21	373	368,930

		4,766,825

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.56%, 9/15/17 (b)(d)	809	809,165
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.54%, 1/15/18 (d)	797	797,281
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.647%, 6/20/17 (d)	600	601,624

	Principal Amount (000)	U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.711%, 12/10/27 (b) (d)	932	932,000

		3,140,070

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)	155	155,202
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	182	182,311
Series 2013-C, Class A2
0.63%, 1/17/17	738	739,162
Series 2013-D, Class A2
0.49%, 3/15/17	969	969,241
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	58	57,718

		2,103,634

Credit Cards - Floating Rate - 0.3%
First National Master Note Trust
Series 2013-2, Class A
0.69%, 10/15/19 (d)	794	794,000
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.727%, 3/18/14 (b) (d)	514	514,070

		1,308,070

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.428%, 3/25/36 (d)	772	541,364

Total Asset-Backed Securities (cost $37,584,495)		37,494,442

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 8.1%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47	1,229	1,340,306
Series 2007-5, Class AM
5.772%, 2/10/51	258	278,727
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.71%, 9/11/38	75	82,063
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/35 (b)	885	859,323
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.781%, 3/15/49	277	301,531

	Principal Amount (000)	U.S. $ Value
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.77%, 5/15/46	525	581,056
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)	435	423,052
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.791%, 6/15/38	1,746	1,897,587
Series 2006-C3, Class AJ
5.791%, 6/15/38	320	314,940
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38	340	348,545
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)	515	509,193
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	530	542,317
Series 2007-GG9, Class A4
5.444%, 3/10/39	664	732,674
Series 2007-GG9, Class AM
5.475%, 3/10/39	598	640,931
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)	838	836,527
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.506%, 4/10/38	4	3,640
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)	779	756,653
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)	1,240	1,256,185
Series 2006-CB15, Class A4
5.814%, 6/12/43	473	510,427
Series 2007-CB18, Class A1A
5.431%, 6/12/47	1,865	2,056,708
Series 2007-CB19, Class AM
5.709%, 2/12/49	295	320,359
Series 2007-CB20, Class A1A
5.746%, 2/12/51	1,644	1,845,127
Series 2007-LD12, Class AM
5.994%, 2/15/51	245	271,547
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	1,915	2,122,057
Series 2007-LDPX, Class A3
5.42%, 1/15/49	435	477,991
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)	303	310,668
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.935%, 6/15/29	16	15,880

	Principal Amount (000)	U.S. $ Value
Series 2006-C1, Class A4
5.156%, 2/15/31	1,778	1,894,279
Series 2007-C1, Class A4
5.424%, 2/15/40	1,100	1,213,475
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	150	149,705
Series 2006-C2, Class A1A
5.739%, 8/12/43	617	676,820
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	24	26,380
Series 2006-4, Class A1A
5.166%, 12/12/49	2,316	2,525,676
Series 2007-9, Class A4
5.70%, 9/12/49	125	139,861
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.651%, 6/11/42	1,413	1,582,594
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)	553	549,962
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	277	269,347
Series 2012-C4, Class A5
2.85%, 12/10/45	2,309	2,194,448
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.722%, 5/15/43	1,552	1,699,539
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	862	848,744

		33,406,844

Non-Agency Floating Rate CMBS - 0.3%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.868%, 12/05/31 (b)(d)	405	403,046
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.013%, 11/08/29 (b)(d)	815	811,748

		1,214,794

Total Commercial Mortgage-Backed Securities (cost $34,910,408)		34,621,638

CORPORATES - NON-INVESTMENT GRADES - 2.2%
Industrial - 1.3%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)	63	61,583

	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.2%
Ball Corp.
5.00%, 3/15/22	630	626,062
Sealed Air Corp.
5.25%, 4/01/23 (b)	331	326,035

		952,097

Communications - Media - 0.2%
DISH DBS Corp.
5.00%, 3/15/23	415	389,062
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (b)	416	371,280

		760,342

Communications - Telecommunications - 0.3%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (b)	380	394,250
Sprint Corp.
7.875%, 9/15/23 (b)	400	427,000
Telecom Italia Capital SA
7.175%, 6/18/19	170	192,100

		1,013,350

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23	147	147,368

Consumer Cyclical - Other - 0.3%
MCE Finance Ltd.
5.00%, 2/15/21 (b)	405	391,838
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	635	646,112

		1,037,950

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/01/21 (b)	239	240,494
HCA, Inc.
4.75%, 5/01/23	410	401,287

		641,781

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22	134	142,710
Denbury Resources, Inc.
4.625%, 7/15/23	412	380,070

		522,780

		5,137,251

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.9%
Banking - 0.9%
Bank of America Corp.
Series U
5.20%, 6/01/23		347	310,739
Barclays Bank PLC
7.625%, 11/21/22		378	401,625
Citigroup, Inc.
5.95%, 1/30/23		483	461,265
Credit Agricole SA
7.875%, 1/23/24 (b)		248	253,704
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	951	1,199,243
6.071%, 6/30/14 (b)	U.S.$	394	394,000
Societe Generale SA
4.196%, 1/26/15	EUR	202	273,799
5.922%, 4/05/17 (b)	U.S.$	115	122,143
7.875%, 12/18/23 (b)		338	348,985

			3,765,503

Finance - 0.0%
SLM Corp.
7.25%, 1/25/22		54	57,240

			3,822,743

Utility - 0.0%
Natural Gas - 0.0%
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	104,794

Total Corporates - Non-Investment Grades (cost $8,962,535)			9,064,788

GOVERNMENTS - TREASURIES - 1.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $5,110,225)	BRL	13,010	5,018,272

MORTGAGE PASS-THROUGHS - 1.0%
Agency Fixed Rate 30-Year - 0.9%
Federal National Mortgage Association
3.50%, 7/01/43	U.S.$	3,678	3,740,921

Agency ARMs - 0.1%
Federal Home Loan Mortgage Corp.
2.375%, 11/01/35 (d)		368	392,123

Total Mortgage Pass-Throughs (cost $4,073,141)			4,133,044

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Non-Agency Floating Rate - 0.8%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.348%, 12/25/36 (d)	813	496,809
Federal National Mortgage Association
Series 2014-C01, Class M2
4.558%, 1/25/24 (d)	289	291,073
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.408%, 3/25/35 (d)	433	368,631
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.278%, 7/25/36 (d)	612	468,316
Series 2006-AR27, Class 2A2
0.358%, 10/25/36 (d)	650	555,103
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.408%, 11/25/23 (d)	1,030	1,025,747

		3,205,679

Non-Agency Fixed Rate - 0.1%
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	526	458,815

Total Collateralized Mortgage Obligations (cost $3,707,016)		3,664,494

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
China - 0.2%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (b)	995	977,506

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)	324	358,409

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	310	345,458

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18	505	516,362

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (b)	450	465,710

Total Quasi-Sovereigns (cost $2,635,392)		2,663,445

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (b)	395	407,783

Communications - Telecommunications - 0.2%
Comcel Trust (Cayman Islands)
6.875%, 2/06/24 (b)	208	204,325
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 5/30/23 (b)	375	346,833
VimpelCom Holdings BV
5.20%, 2/13/19 (b)	315	312,263

		863,421

Consumer Non-Cyclical - 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)	370	351,500
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (b)	655	353,700

		705,200

Total Emerging Markets - Corporate Bonds (cost $2,022,097)		1,976,404

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.2%
Indonesia Government International Bond
3.375%, 4/15/23 (b)	318	271,890
5.875%, 1/15/24 (b)	369	375,919

		647,809

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15	16	16,720

Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (b)	360	385,632

Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)	68	78,215

Total Governments - Sovereign Bonds (cost $1,130,254)		1,128,376

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
South Carolina State Public Service Authority
Series 2013A
5.75%, 12/01/43 (cost $996,296)	935	1,032,371

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Morgan Stanley
7.125%		15,000	390,900

Insurance - 0.0%
Allstate Corp. (The)
5.10%		5,550	135,420

Total Preferred Stocks (cost $513,750)			526,320

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Ireland - 0.1%
Bank of Ireland
Series MPLE
2.065%, 9/22/15 (d) (cost $490,323)	CAD	560	477,666

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (e) (cost $2,684,779)		2,684,779	2,684,779

Total Investments - 113.2% (cost $471,645,037) (f)			468,433,122
Other assets less liabilities - (13.2)% (g)			(54,797,010)

Net Assets - 100.0%			$413,636,112

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	118	March 2014	$25,990,634	$25,983,969	$(6,665)
U.S. T-Note 5 Yr (CBT) Futures	37	March 2014	4,472,716	4,463,125	(9,591)
U.S. T-Note 10 Yr (CBT) Futures	74	March 2014	9,211,698	9,305,500	93,802
Sold Contracts
U.S. Long Bond (CBT) Futures	54	March 2014	7,015,284	7,214,062	(198,778)

					$(121,232)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	NZD	3,661	USD	3,046	2/14/14	$87,725
Goldman Sachs International	USD	1,021	BRL	2,474	3/06/14	(3,514)
Goldman Sachs International	USD	2,087	SEK	13,507	3/06/14	(25,812)
Goldman Sachs International	USD	1,044	IDR	12,538,600	4/11/14	(25,638)
Goldman Sachs International	BRL	2,917	USD	1,170	5/05/14	(11,587)
JPMorgan Chase Bank, NA	CAD	1,601	USD	1,456	2/27/14	20,105
JPMorgan Chase Bank, NA	GBP	1,509	USD	2,500	3/13/14	19,643
State Street Bank & Trust Co.	USD	3,009	NZD	3,670	2/14/14	(43,819)
State Street Bank & Trust Co.	EUR	1,346	USD	1,838	3/12/14	23,475
State Street Bank & Trust Co.	BRL	4,941	USD	2,046	4/02/14	29,720
State Street Bank & Trust Co.	BRL	2,047	USD	833	4/02/14	(2,515)

						$67,783

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21 5 Year Index, 12/20/18*	(5.00)%	3.45%	$6,000	$(430,150)	$(235,762)	$(194,388)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	9,260	1/13/17	3 Month BBR	3.170%	$20,821
Morgan Stanley & Co., LLC/(CME Group)		$2,610	1/14/24	2.980%	3 Month LIBOR	(48,151)

						$(27,330)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA.:
CDX NAIG- Series 19 5 Year Index, 12/20/17*	1.00%	0.55%	$3,200	$59,393	$2,372	$57,021
Deutsche Bank AG London:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.46	440	8,845	(11,236)	20,081

				$68,238	$(8,864)	$77,102

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$21,900	7/15/16	1.984%	CPI	#	$(182,466)
Barclays Bank PLC	12,100	1/15/18	2.069%	CPI	#	(108,275)
Morgan Stanley Capital Services LLC	26,500	7/15/17	2.110%	CPI	#	(261,627)
Morgan Stanley Capital Services LLC	40,500	7/15/22	2.463%	CPI	#	(401,463)

						$(953,831)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$850	1/17/22	2.050%	3 Month LIBOR	$16,521
Morgan Stanley Capital Services LLC	9,790	3/12/14	0.563%	3 Month LIBOR	(21,722)
Morgan Stanley Capital Services LLC	1,100	2/21/42	2.813%	3 Month LIBOR	148,027
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	114,032

					$256,858

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2014
Barclays+	0.04%	—	$11,798,227
Barclays	0.13%	3/07/14	3,078,720
JPMorgan Chase	0.12%	4/15/14	14,816,889
Warburg	0.14%	2/04/14	15,754,055

			$45,447,891

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2014

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $42,096,484.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $42,417,600 or 10.3% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2014.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,740,145 and gross unrealized depreciation of investments was $(5,952,060), resulting in net unrealized depreciation of $(3,211,915).
(g)	An amount of U.S. $38,092 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Inflation Strategy

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$310,112,565		$	– 0	–	$310,112,565
Corporates - Investment Grades		– 0	–	53,374,040			460,478		53,834,518
Asset-Backed Securities		– 0	–	32,624,887			4,869,555		37,494,442
Commercial Mortgage-Backed Securities		– 0	–	32,284,707			2,336,931		34,621,638
Corporates - Non-Investment Grades		– 0	–	9,064,788			– 0	–	9,064,788
Governments - Treasuries		– 0	–	5,018,272			– 0	–	5,018,272
Mortgage Pass-Throughs		– 0	–	4,133,044			– 0	–	4,133,044
Collateralized Mortgage Obligations		– 0	–	– 0	–		3,664,494		3,664,494
Quasi-Sovereigns		– 0	–	2,663,445			– 0	–	2,663,445
Emerging Markets - Corporate Bonds		– 0	–	1,976,404			– 0	–	1,976,404
Governments - Sovereign Bonds		– 0	–	1,128,376			– 0	–	1,128,376
Local Governments - Municipal Bonds		– 0	–	1,032,371			– 0	–	1,032,371
Preferred Stocks		526,320		– 0	–		– 0	–	526,320
Governments - Sovereign Agencies		– 0	–	477,666			– 0	–	477,666
Short-Term Investments		2,684,779		– 0	–		– 0	–	2,684,779

Total Investments in Securities		3,211,099		453,890,565			11,331,458		468,433,122

Investments in Securities:	Level 1		Level 2		Level 3		Total
Other Financial Instruments*:
Assets:
Futures	93,802		– 0	–	– 0	–	93,802
Forward Currency Exchange Contracts	– 0	–	180,668		– 0	–	180,668
Centrally Cleared Interest Rate Swaps	– 0	–	20,821		– 0	–	20,821
Credit Default Swaps	– 0	–	77,102		– 0	–	77,102
Interest Rate Swaps	– 0	–	278,580		– 0	–	278,580
Liabilities:
Futures	(215,034)		– 0	–	– 0	–	(215,034)
Forward Currency Exchange Contracts	– 0	–	(112,885)		– 0	–	(112,885)
Centrally Cleared Credit Default Swaps	– 0	–	(194,388)		– 0	–	(194,388)
Centrally Cleared Interest Rate Swaps	– 0	–	(48,151)		– 0	–	(48,151)
Inflation (CPI) Swaps	– 0	–	(953,831)		– 0	–	(953,831)
Interest Rate Swaps	– 0	–	(21,722)		– 0	–	(21,722)

Total^	$3,089,867		$453,116,759		$11,331,458		$467,538,084

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate - Investment Grades			Asset-Backed Securities			Commercial Mortgage-Backed Securities
Balance as of 10/31/13	$	– 0	–		$1,887,712		$2,373,786
Accrued discounts/(premiums)		– 0	–		2,831		(3,516)
Realized gain (loss)		– 0	–		6,000		(1,465)
Change in unrealized appreciation/depreciation		– 0	–		34,094		(3,084)
Purchases		460,478			3,191,562		– 0	–
Sales		– 0	–		(252,644)		(28,790)
Settlements		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 1/31/14		$460,478			$4,869,555		$2,336,931

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–		$34,094		$(3,084)

	Collateralized Mortgage Obligations			Centrally Cleared Interest Rate Swaps			Total
Balance as of 10/31/13		$2,328,159			$(41,645)		$6,548,012
Accrued discounts/(premiums)		7,454			– 0	–	6,769
Realized gain (loss)		6,545			(16,839)		(5,759)
Change in unrealized appreciation/depreciation		66,491			41,645		139,146
Purchases		1,319,260			– 0	–	4,971,300
Sales		(63,415)			– 0	–	(344,849)
Settlements		– 0	–		16,839		16,839
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 1/31/14		$3,664,494		$	– 0	–	$11,331,458

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14		$66,491		$	– 0	–	$97,501

The following presents information about significant unobservable inputs related to the Strategy with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2014	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Investment Grades	$460,478	Qualitative Assessment	Transaction Price	$98.18/N/A
Asset-Backed Securities	$3,471,937	Third Party Vendor	Evaluated Quotes	$70.15 – $100.28/$95.45
	$1,397,618	Qualitative Assessment	Transaction Price	$99.97/N/A
Commercial Mortgage-Backed Securities	$2,336,931	Third Party Vendor	Evaluated Quotes	$98.42 – $110.70/$106.83
Collateralized Mortgage Obligations	$3,664,494	Third Party Vendor	Evaluated Quotes	$61.09 – $100.63/$86.35

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Government Reserves Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 99.9%
Federal Farm Credit Bank
2/10/14 (a)	0.025%	$2,500	$2,499,949
8/06/14 (a)	0.118%	7,500	7,500,000
5/12/14 (a)	0.120%	1,480	1,480,009
7/25/14 (a)	0.128%	600	600,092
11/26/14 (a)	0.138%	475	475,081
7/16/14 (a)	0.139%	4,000	4,000,554
6/06/14 (a)	0.148%	600	600,002
8/27/14 (a)	0.168%	1,400	1,400,488
9/19/14 (a)	0.176%	9,400	9,401,079
2/24/14 (a)	0.178%	7,440	7,440,432
9/29/14 (a)	0.189%	2,590	2,591,440
9/08/14 (a)	0.203%	1,085	1,085,589
4/25/14 (a)	0.210%	3,000	3,000,782
4/04/14	0.250%	5,000	5,001,249
7/14/14 (a)	0.250%	1,200	1,200,807
3/04/14	0.260%	4,950	4,950,710
9/15/14 (a)	0.280%	1,500	1,501,585
3/27/14 (a)	0.290%	2,200	2,200,673
5/19/14 (a)	0.320%	225	225,138
5/29/14 (a)	0.350%	2,650	2,652,272
2/27/14	1.125%	2,562	2,563,754
4/17/14	2.625%	1,075	1,080,534
4/29/14	4.900%	1,500	1,516,991
Federal Home Loan Bank
2/03/14 (a)	0.062%	2,000	2,000,000
2/14/14 (a)	0.068%	350	350,023
8/15/14 (a)	0.075%	4,100	4,099,401
2/18/14 (a)	0.087%	3,000	3,000,013
8/22/14 (a)	0.087%	9,200	9,199,137
2/19/14	0.090%	18,000	17,999,997
3/12/14 (a)	0.090%	15,000	14,999,705
5/01/14 (a)	0.099%	12,000	11,999,972
5/02/14 (a)	0.099%	3,000	2,999,940
5/15/14 (a)	0.100%	5,000	5,000,153
6/11/14	0.100%	2,490	2,489,950
6/06/14 (a)	0.105%	14,400	14,400,320
4/01/14 (a)	0.109%	3,800	3,800,093
7/15/14 (a)	0.110%	10,350	10,349,988
7/21/14 (a)	0.111%	15,000	15,000,000
5/23/14 (a)	0.127%	4,755	4,755,344
3/03/14 (a)	0.128%	15,000	15,000,303
6/17/14 (a)	0.129%	5,000	5,000,590
2/03/14 (a)	0.130%	1,300	1,300,000
4/11/14 (a)	0.130%	2,100	2,100,183
3/06/14 (a)	0.138%	14,750	14,750,849
6/25/14 (a)	0.138%	9,300	9,301,697

	Yield*	Principal Amount (000)	U.S. $ Value
4/15/14 (a)	0.140%	15,000	15,001,788
2/24/14 (a)	0.160%	4,400	4,400,243
4/11/14	0.160%	5,000	5,000,558
6/11/14 (a)	0.210%	3,000	3,001,485
2/28/14 (a)	0.220%	1,500	1,500,166
6/04/14 (a)	0.220%	1,170	1,170,438
2/13/14	0.300%	2,000	2,000,119
2/25/14	0.350%	1,850	1,850,250
3/14/14	2.375%	3,600	3,608,943
6/13/14	2.500%	1,480	1,492,625
6/03/14	3.050%	2,000	2,019,279
6/18/14	5.250%	565	575,782
6/13/14	5.375%	4,410	4,493,317
Federal Home Loan Bank Discount Notes
2/03/14	0.080%	577	577,000
2/19/14	0.080%	15,000	14,999,467
4/04/14	0.088%	24,200	24,196,391
2/12/14	0.090%	15,000	14,999,662
3/17/14	0.090%	2,000	1,999,790
3/19/14	0.100%	15,000	14,998,167
3/21/14	0.100%	1,700	1,699,783
Federal Home Loan Mortgage Corp.
2/27/14	0.375%	1,170	1,170,209
4/28/14	0.375%	1,000	1,000,653
5/09/14	0.540%	4,044	4,048,907
2/25/14	1.375%	515	515,401
7/28/14	3.000%	1,500	1,520,717
4/02/14	4.500%	3,225	3,247,596
Federal Home Loan Mortgage Corp. Discount Notes
2/11/14	0.080%	1,900	1,899,966
2/14/14	0.085%	2,000	1,999,948
Federal National Mortgage Association
6/20/14 (a)	0.137%	900	900,071
3/04/14 (a)	0.266%	765	765,080
6/23/14 (a)	0.360%	1,075	1,075,998
2/27/14	1.250%	2,842	2,844,139
5/15/14	2.500%	8,409	8,465,338
3/13/14	2.750%	2,000	2,005,613
4/15/14	4.125%	7,918	7,981,077
U.S. Treasury Notes
3/31/14	0.250%	10,000	10,002,660
4/30/14	0.250%	12,000	12,004,513
7/15/14	0.625%	20,000	20,047,936
5/15/14	1.000%	10,000	10,024,965
4/15/14	1.250%	40,000	40,090,778
4/30/14	1.875%	19,500	19,584,404

			505,648,090

U.S. $ Value
Total Investments - 99.9% (cost $505,648,090) (b)	505,648,090
Other assets less liabilities - 0.1%	713,607

Net Assets - 100.0%	$506,361,697

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.
(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(b)	As of January 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AllianceBernstein Government Reserves Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$505,648,090	$	– 0	–	$505,648,090

Total^	$	– 0	–	$505,648,090	$	– 0	–	$505,648,090

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund - Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 29.5%
Industrial - 13.2%
Basic - 1.8%
Barrick North America Finance LLC
4.40%, 5/30/21	U.S.$	670	$660,660
Basell Finance Co. BV
8.10%, 3/15/27 (a)		405	518,038
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		598	524,270
Dow Chemical Co. (The)
4.125%, 11/15/21		360	373,186
8.55%, 5/15/19		490	630,462
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		850	766,884
5.75%, 1/30/21 (a)		107	107,401
Glencore Funding LLC
4.125%, 5/30/23 (a)		745	697,089
International Paper Co.
4.75%, 2/15/22		235	252,608
7.95%, 6/15/18		236	291,166
LyondellBasell Industries NV
5.75%, 4/15/24		766	876,876
Minsur SA
6.25%, 2/07/24 (a)		472	463,424
Rio Tinto Finance USA PLC
2.875%, 8/21/22		568	533,704
3.50%, 3/22/22		242	239,530
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	496,594

			7,431,892

Capital Goods - 0.8%
Embraer SA
5.15%, 6/15/22		369	369,922
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)		490	466,725
Owens Corning
6.50%, 12/01/16 (b)		955	1,062,304
Republic Services, Inc.
5.25%, 11/15/21		508	567,470
5.50%, 9/15/19		753	856,333

			3,322,754

Communications - Media - 2.4%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		893	1,016,808
6.55%, 3/15/33		142	166,863
CBS Corp.
5.75%, 4/15/20		710	808,971
8.875%, 5/15/19		530	684,602
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	2,016,964
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		715	698,094
4.60%, 2/15/21		565	594,932

	Principal Amount (000)		U.S. $ Value
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		431	446,624
NBCUniversal Enterprise, Inc.
5.25%, 12/19/49 (a)		604	607,020
Omnicom Group, Inc.
3.625%, 5/01/22		460	458,658
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,193	1,522,120
Time Warner Cable, Inc.
5.00%, 2/01/20		740	761,711
Time Warner Entertainment Co. LP
8.375%, 3/15/23		25	29,904

			9,813,271

Communications - Telecommunications - 1.7%
American Tower Corp.
5.05%, 9/01/20		1,185	1,294,400
AT&T, Inc.
4.45%, 5/15/21		646	692,142
5.35%, 9/01/40		233	233,184
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		1,170	1,143,848
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	118,831
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	520	563,343
Verizon Communications, Inc.
5.15%, 9/15/23		1,034	1,124,131
6.55%, 9/15/43		1,625	1,950,553

			7,120,432

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		702	777,971
5.875%, 8/02/21		1,291	1,471,830

			2,249,801

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21		600	652,294
7.625%, 4/15/31		1,285	1,677,226
Viacom, Inc.
5.625%, 9/15/19		240	275,419

			2,604,939

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	583,138

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
4.125%, 7/15/17		228	246,020

	Principal Amount (000)	U.S. $ Value
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	1,143	1,165,077

		1,411,097

Consumer Non-Cyclical - 0.8%
Actavis, Inc.
3.25%, 10/01/22	487	462,686
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	137,431
Kroger Co. (The)
3.40%, 4/15/22	916	903,977
Reynolds American, Inc.
3.25%, 11/01/22	616	580,627
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	383	389,363
Tyson Foods, Inc.
4.50%, 6/15/22	677	705,692

		3,179,776

Energy - 2.4%
Anadarko Petroleum Corp.
6.45%, 9/15/36	401	468,704
Encana Corp.
3.90%, 11/15/21	415	422,072
Hess Corp.
7.875%, 10/01/29	85	112,237
Marathon Petroleum Corp.
5.125%, 3/01/21	439	485,779
Nabors Industries, Inc.
5.10%, 9/15/23 (a)	630	640,220
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,552,941
Noble Holding International Ltd.
3.95%, 3/15/22	305	301,326
4.90%, 8/01/20	108	116,665
Phillips 66
4.30%, 4/01/22	1,039	1,082,815
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)	1,375	1,415,766
Transocean, Inc.
3.80%, 10/15/22	1,001	945,070
6.375%, 12/15/21	4	4,459
Valero Energy Corp.
6.125%, 2/01/20	770	897,030
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	630	682,712
6.00%, 3/15/18	91	102,848
9.625%, 3/01/19	605	785,419

		10,016,063

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20	217	237,376
Baidu, Inc.
2.25%, 11/28/17	363	363,132
3.25%, 8/06/18	447	451,925

	Principal Amount (000)		U.S. $ Value
Hewlett-Packard Co.
4.65%, 12/09/21		266	277,608
Motorola Solutions, Inc.
3.50%, 3/01/23		794	748,636
7.50%, 5/15/25		30	36,531
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		1,365	1,371,197
Total System Services, Inc.
2.375%, 6/01/18		344	342,429
3.75%, 6/01/23		350	332,334

			4,161,168

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		490	549,424

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		1,490	1,525,021
Ryder System, Inc.
5.85%, 11/01/16		383	424,156
7.20%, 9/01/15		369	403,621

			2,352,798

			54,796,553

Financial Institutions - 12.5%
Banking - 6.8%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,090	1,095,482
Bank of America Corp.
5.875%, 2/07/42		1,012	1,148,993
7.625%, 6/01/19		1,035	1,281,627
Series L
5.65%, 5/01/18		390	444,383
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	605	976,520
BNP Paribas SA
4.73%, 4/12/16 (a)		900	1,255,039
5.186%, 6/29/15 (a)	U.S.$	297	305,168
BPCE SA
5.70%, 10/22/23 (a)		737	761,233
Compass Bank
5.50%, 4/01/20		1,339	1,412,666
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		373	365,514
Countrywide Financial Corp.
6.25%, 5/15/16		62	68,525
Credit Suisse AG
6.50%, 8/08/23 (a)		794	857,318
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	528	887,595
Deutsche Bank AG
4.296%, 5/24/28	U.S.$	1,315	1,203,116

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		630	711,666
Series D
6.00%, 6/15/20		1,430	1,648,365
ING Bank NV
2.00%, 9/25/15 (a)		1,360	1,374,396
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		672	610,680
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	306,929
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		668	722,375
Morgan Stanley
Series G
5.50%, 7/24/20		1,030	1,159,961
Murray Street Investment Trust I
4.647%, 3/09/17		125	135,075
National Capital Trust II Delaware
5.486%, 3/23/15 (a)		372	381,300
Nationwide Building Society
6.25%, 2/25/20 (a)		1,415	1,652,154
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		430	449,350
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,024	1,197,568
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		249	254,603
Series E
7.092%, 12/21/17	EUR	805	1,232,273
SouthTrust Corp.
5.80%, 6/15/14	U.S.$	1,470	1,498,752
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		1,310	1,330,829
UBS AG/Stamford CT
7.625%, 8/17/22		620	712,594
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	602,882

			28,044,931

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		1,240	1,252,928

Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21		544	596,431
Series A
7.125%, 6/15/22		1,000	1,123,750

			1,720,181

Insurance - 3.8%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		650	745,622

	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
4.875%, 6/01/22		755	821,633
6.40%, 12/15/20		680	809,063
8.175%, 5/15/58		940	1,167,950
Coventry Health Care, Inc.
5.95%, 3/15/17		295	334,460
6.125%, 1/15/15		115	120,975
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		542	729,383
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		280	290,293
5.125%, 4/15/22		435	479,557
5.50%, 3/30/20		726	829,589
Humana, Inc.
6.45%, 6/01/16		130	145,232
7.20%, 6/15/18		825	992,308
Lincoln National Corp.
8.75%, 7/01/19		361	468,321
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		300	448,844
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		590	679,975
MetLife, Inc.
7.717%, 2/15/19		358	447,902
Muenchener Rueckversicherungs AG
Series E
6.25%, 5/26/42 (a)	EUR	800	1,293,280
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	1,190	1,733,225
Prudential Financial, Inc.
5.625%, 6/15/43		920	920,184
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16 (a)	EUR	850	1,195,116
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	1,075	1,146,219

			15,799,131

Other Finance – 0.3%
ORIX Corp.
4.71%, 4/27/15		998	1,043,310

REITS – 0.9%
HCP, Inc.
5.375%, 2/01/21		1,410	1,563,463
Health Care REIT, Inc.
5.25%, 1/15/22		1,410	1,532,334
Trust F/1401
5.25%, 12/15/24 (a)		830	823,775

			3,919,572

			51,780,053

Utility – 3.3%
Electric – 0.4%
CMS Energy Corp.
5.05%, 3/15/22		440	487,265

	Principal Amount (000)	U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	260	282,099
TECO Finance, Inc.
4.00%, 3/15/16	310	328,419
5.15%, 3/15/20	380	425,147
Wisconsin Energy Corp.
6.25%, 5/15/67	140	143,500

		1,666,430

Natural Gas - 2.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)	396	425,009
Energy Transfer Partners LP
6.70%, 7/01/18	411	480,953
7.50%, 7/01/38	909	1,096,590
Enterprise Products Operating LLC
5.20%, 9/01/20	235	265,975
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	1,460	1,453,059
4.15%, 3/01/22	339	343,504
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,749,734
ONEOK, Inc.
4.25%, 2/01/22	1,345	1,308,054
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	1,365	1,337,744
TransCanada PipeLines Ltd.
6.35%, 5/15/67	1,670	1,723,378
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,209	1,087,340
Williams Partners LP
5.25%, 3/15/20	733	812,922

		12,084,262

		13,750,692

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	915	812,216
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	977	1,079,390

		1,891,606

Total Corporates - Investment Grades (cost $114,666,930)		122,218,904

MORTGAGE PASS-THROUGHS - 18.6%
Agency Fixed Rate 30-Year - 13.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39	6,410	6,861,099
Series 2005
5.50%, 1/01/35	609	668,798
Series 2007
5.50%, 7/01/35	84	92,625
Federal National Mortgage Association
3.50%, 2/01/44, TBA	23,190	23,526,978

	Principal Amount (000)	U.S. $ Value
4.00%, 2/01/44, TBA	6,615	6,929,212
4.50%, 2/25/44, TBA	3,115	3,341,811
5.00%, 2/25/44, TBA	3,290	3,594,711
5.50%, 1/01/35	1,653	1,821,663
Series 2003
5.50%, 4/01/33-7/01/33	591	651,679
Series 2004
5.50%, 4/01/34-11/01/34	342	376,556
Series 2005
4.50%, 8/01/35	221	237,605
5.50%, 2/01/35	258	284,417
Series 2007
4.50%, 9/01/35	197	211,529
5.50%, 8/01/37	1,076	1,185,508
Series 2013
3.50%, 12/01/42	4,402	4,476,420
Government National Mortgage Association
Series 1999
8.15%, 9/15/20	100	111,257

		54,371,868

Agency Fixed Rate 15-Year - 4.2%
Federal National Mortgage Association
2.50%, 2/01/29, TBA	10,570	10,603,031
3.00%, 2/01/29, TBA	570	588,258
3.50%, 2/01/29, TBA	6,000	6,324,375

		17,515,664

Agency ARMs - 1.3%
Federal Home Loan Mortgage Corp.
2.375%, 11/01/35 (b)	1,369	1,459,308
2.51%, 5/01/38 (d)	676	722,609
Series 2006
2.348%, 3/01/34 (d)	322	344,723
2.693%, 1/01/37 (b)	87	92,727
Series 2007
3.055%, 3/01/37 (b)	1,093	1,156,722
Federal National Mortgage Association
Series 2007
2.375%, 3/01/34 (d)	992	1,053,577
2.647%, 8/01/37 (d)	383	409,233

		5,238,899

Total Mortgage Pass-Throughs (cost $75,334,013)		77,126,431

ASSET-BACKED SECURITIES - 16.7%
Autos - Fixed Rate - 10.0%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16	1,942	1,946,400
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	1,300	1,302,717

	Principal Amount (000)		U.S. $ Value
Series 2014-1, Class A2
1.29%, 1/15/19		1,409	1,408,615
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A2
0.49%, 6/08/16		681	680,550
Series 2013-3, Class A3
0.92%, 4/09/18		1,695	1,696,136
Series 2013-4, Class A3
0.96%, 4/09/18		640	641,420
Series 2013-5, Class A2A
0.65%, 3/08/17		417	417,046
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		1,150	1,149,486
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class A
2.802%, 5/20/18 (a)		2,350	2,448,968
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,010,989
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		930	937,293
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		1,330	1,335,586
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		999	998,944
Series 2014-1, Class B
2.22%, 1/22/19		220	220,714
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		590	592,028
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		544	544,682
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		456	456,479
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		555	554,951
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,013	1,013,601
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		403	402,509
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	384	345,238
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		873	784,630
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		469	421,676
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	433	432,974

	Principal Amount (000)	U.S. $ Value
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	895	900,562
Series 2012-D, Class B
1.01%, 5/15/18	440	436,045
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16	1,730	1,732,293
Series 2013-1, Class A1
0.85%, 1/15/18	842	842,619
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	880	879,914
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	2,370	2,347,023
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)	1,375	1,377,329
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)	1,199	1,202,808
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16	868	868,841
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)	2,148	2,153,417
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)	211	211,138
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15	363	363,513
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16	1,106	1,107,551
Series 2012-6, Class A2
0.47%, 9/15/15	126	126,310
Series 2013-3, Class C
1.81%, 4/15/19	1,248	1,243,950
Series 2013-4, Class A3
1.11%, 12/15/17	1,315	1,322,641
Series 2013-5, Class A2A
0.64%, 4/17/17	638	638,254
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	417	416,811
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	1,631	1,635,087

		41,549,738

Credit Cards - Fixed Rate - 3.2%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	2,910	2,918,125

	Principal Amount (000)	U.S. $ Value
Series 2012-5, Class A
0.59%, 5/15/18	1,580	1,581,239
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)	1,275	1,207,927
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	1,295	1,281,665
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17	1,585	1,585,280
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	791	794,309
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17	891	894,904
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18	1,570	1,572,556
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	890	891,843
Series 2013-A, Class A
1.61%, 12/15/21	570	563,780

		13,291,628

Autos - Floating Rate -1.2%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.56%, 9/15/17 (a)(b)	870	870,178
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.647%, 6/20/17 (b)	2,895	2,902,834
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.711%, 12/10/27 (a)(b)	990	990,000

		4,763,012

Other ABS - Fixed Rate - 1.0%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	458	458,362
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)	1,049	1,048,986
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	568	569,177
Series 2013-C, Class A2
0.63%, 1/17/17	879	880,248
Series 2013-D, Class A2
0.49%, 3/15/17	1,039	1,039,509

	Principal Amount (000)		U.S. $ Value
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		225	225,665

			4,221,947

Credit Cards - Floating Rate - 1.0%
First National Master Note Trust
Series 2013-2, Class A
0.69%, 10/15/19 (b)		882	882,000
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
1.007%, 2/15/17 (a)(b)	EUR	1,235	1,674,060
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.727%, 3/18/14 (a)(b)	U.S.$	1,571	1,571,215

			4,127,275

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.283%, 12/25/32 (b)		71	67,723
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.428%, 3/25/36 (b)		1,026	720,092
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.417%, 1/20/35 (b)		78	77,321

			865,136

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		63	64,216
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		133	131,585
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)		18	0

			195,801

Total Asset-Backed Securities (cost $69,150,518)			69,014,537

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6%
Non-Agency Fixed Rate CMBS - 11.1%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		1,465	1,598,619
Series 2007-5, Class AM
5.772%, 2/10/51		411	444,348
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		1,305	1,267,137

	Principal Amount (000)	U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.781%, 3/15/49	368	400,123
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.77%, 5/15/46	705	780,792
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	626	609,370
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.791%, 6/15/38	2,765	3,004,513
Series 2006-C3, Class AJ
5.791%, 6/15/38	515	506,857
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)	890	879,964
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	2,225	2,455,666
Series 2007-GG9, Class AM
5.475%, 3/10/39	829	888,233
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	1,356	1,353,916
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	766	732,022
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)	1,356	1,373,356
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,198	2,369,479
Series 2007-CB18, Class A1A
5.431%, 6/12/47	2,248	2,478,721
Series 2007-CB19, Class AM
5.709%, 2/12/49	470	510,402
Series 2007-CB20, Class A1A
5.746%, 2/12/51	2,033	2,281,563
Series 2007-LD12, Class A4
5.882%, 2/15/51	1,580	1,771,272
Series 2007-LD12, Class AM
5.994%, 2/15/51	795	880,099
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	2,302	2,551,032
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	884	907,766
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	595	595,824
Series 2006-C2, Class A1A
5.739%, 8/12/43	820	899,479

	Principal Amount (000)	U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	3,077	3,355,299
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	3,289,522
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.651%, 6/11/42	1,718	1,924,962
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)	1,047	1,041,249
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.618%, 11/01/31 (a)(g)(h)	4,853	49
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	552	536,992
Series 2012-C4, Class A5
2.85%, 12/10/45	1,098	1,043,808
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.722%, 5/15/43	2,059	2,254,005
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	1,142	1,123,903

		46,110,342

Non-Agency Floating Rate CMBS - 0.5%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.868%, 12/05/31 (a)(b)	685	681,695
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.013%, 11/08/29 (a)(b)	1,360	1,354,573

		2,036,268

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.115%, 7/16/46 (d)(h)	3,640	33,771

Total Commercial Mortgage-Backed Securities (cost $47,989,506)		48,180,381

CORPORATES - NON-INVESTMENT GRADES - 9.7%
Industrial - 6.9%
Basic - 0.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/01/21 (a)	700	754,250
Commercial Metals Co.
7.35%, 8/15/18	775	881,562

		1,635,812

	Principal Amount (000)		U.S. $ Value
Capital Goods - 1.1%
Ball Corp.
5.00%, 3/15/22		820	814,875
HD Supply, Inc.
8.125%, 4/15/19		585	650,447
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		650	669,500
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	515,878
Sealed Air Corp.
5.25%, 4/01/23 (a)	U.S.$	1,146	1,128,810
United Rentals North America, Inc.
6.125%, 6/15/23		635	658,812

			4,438,322

Communications - Media - 1.0%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	548,651
DISH DBS Corp.
5.00%, 3/15/23	U.S.$	490	459,375
Intelsat Jackson Holdings SA
7.25%, 10/15/20		750	813,750
Quebecor Media, Inc.
5.75%, 1/15/23		391	380,248
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		495	441,787
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	750,000
Univision Communications, Inc.
6.75%, 9/15/22 (a)		700	768,250

			4,162,061

Communications - Telecommunications - 0.9%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		750	738,750
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (a)		450	466,875
Sprint Corp.
7.875%, 9/15/23 (a)		475	507,062
Telecom Italia Capital SA
7.175%, 6/18/19		515	581,950
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	763,000
Windstream Corp.
6.375%, 8/01/23		750	697,500

			3,755,137

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		173	173,433

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.6%
Boyd Gaming Corp.
9.00%, 7/01/20		595	644,087
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	227,363
MGM Resorts International
7.75%, 3/15/22		580	652,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		825	839,437

			2,363,387

Consumer Cyclical - Retailers - 0.2%
Cash America International, Inc.
5.75%, 5/15/18 (a)		480	452,400
CST Brands, Inc.
5.00%, 5/01/23		470	451,200

			903,600

Consumer Non-Cyclical - 1.1%
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	315	547,603
CHS/Community Health Systems, Inc.
5.125%, 8/01/21 (a)	U.S.$	242	243,513
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	450,062
HCA, Inc.
4.75%, 5/01/23		485	474,694
Labco SA
8.50%, 1/15/18 (a)	EUR	365	522,427
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	310	535,089
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)	U.S.$	497	504,455
6.625%, 8/15/22		132	138,930
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)		415	436,788
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	320	544,459

			4,398,020

Energy - 0.6%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	395	420,675
Denbury Resources, Inc.
4.625%, 7/15/23		492	453,870
Offshore Group Investment Ltd.
7.125%, 4/01/23		671	671,000
QEP Resources, Inc.
5.375%, 10/01/22		455	440,212
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		610	655,750

			2,641,507

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
General Cable Corp.
6.50%, 10/01/22 (a)		655	648,450

Services - 0.2%
Sabre, Inc.
8.50%, 5/15/19 (a)		595	655,988

Technology - 0.2%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		630	656,775

Transportation - Airlines - 0.2%
Air Canada
6.75%, 10/01/19 (a)		640	683,200

Transportation - Services - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		670	654,088
Hertz Corp. (The)
5.875%, 10/15/20		620	641,700

			1,295,788

			28,411,480

Financial Institutions - 2.1%
Banking - 1.5%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	340	458,558
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	446	399,393
Barclays Bank PLC
7.625%, 11/21/22		810	860,625
Citigroup, Inc.
5.95%, 1/30/23		797	761,135
Credit Agricole SA
7.875%, 1/23/24 (a)		249	254,727
Credit Suisse Group AG
7.50%, 12/11/23 (a)		363	385,687
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	910	1,147,541
6.071%, 6/30/14 (a)	U.S.$	454	454,000
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		635	678,656
Societe Generale SA
4.196%, 1/26/15	EUR	232	314,463
5.922%, 4/05/17 (a)	U.S.$	130	138,075
7.875%, 12/18/23 (a)		362	373,765

			6,226,625

Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	626,151
SLM Corp.
7.25%, 1/25/22		99	104,940

	Principal Amount (000)		U.S. $ Value
Series A
5.375%, 5/15/14		710	717,988

			1,449,079

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		430	448,275

REITS - 0.2%
Felcor Lodging LP
6.75%, 6/01/19		615	661,125

			8,785,104

Utility - 0.7%
Electric - 0.4%
AES Corp./VA
7.375%, 7/01/21		580	642,350
NRG Energy, Inc.
7.875%, 5/15/21		595	650,037
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	355	537,440

			1,829,827

Natural Gas - 0.3%
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)	U.S.$	45	48,150
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	123,019
5.75%, 9/01/20		420	434,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	464,200

			1,070,069

			2,899,896

Total Corporates - Non-Investment Grades (cost $38,686,777)			40,096,480

GOVERNMENTS - TREASURIES - 7.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	13,110	5,056,844

United States - 6.0%
U.S. Treasury Bonds
3.125%, 2/15/42	U.S.$	2,300	2,103,062
3.75%, 11/15/43		435	445,127
4.50%, 2/15/36		4,559	5,309,580
4.625%, 2/15/40		9,825	11,673,328
U.S. Treasury Notes
1.75%, 5/15/22		595	563,763

	Principal Amount (000)	U.S. $ Value
2.50%, 8/15/23	2,430	2,401,144
2.75%, 11/15/23	2,325	2,341,712

		24,837,716

Total Governments - Treasuries (cost $28,635,243)		29,894,560

AGENCIES - 4.4%
Agency Debentures - 4.4%
Federal National Mortgage Association
6.25%, 5/15/29	8,610	11,129,751
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	8,407	7,168,203

Total Agencies (cost $17,247,998)		18,297,954

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Non-Agency Floating Rate - 2.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.338%, 4/25/47 (a)(b)	683	478,685
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.348%, 12/25/36 (b)	1,079	659,131
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.558%, 1/25/24 (b)	248	249,182
HarborView Mortgage Loan Trust
Series 2006-14, Class 2A1A
0.307%, 1/25/47 (b)	590	468,113
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.408%, 3/25/35 (b)	572	487,479
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.588%, 3/25/36 (b)	614	426,784
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.278%, 7/25/36 (b)	812	621,419
Series 2006-AR27, Class 2A2
0.358%, 10/25/36 (b)	862	735,473
Residential Accredit Loans, Inc.
Series 2006-QO4, Class 2A1
0.348%, 4/25/46 (b)	575	429,355
Series 2007-QO2, Class A1
0.308%, 2/25/47 (b)	723	417,775
Series 2007-QS4, Class 2A4
0.498%, 3/25/37 (b)	1,064	406,727
Residential Asset Securitization Trust
Series 2006-A4, Class 2A7
1.058%, 5/25/36 (b)	538	433,873

	Principal Amount (000)	U.S. $ Value
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.408%, 11/25/23 (b)	1,040	1,035,706
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.835%, 2/25/47 (b)	1,420	1,152,057
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2005-10, Class 2A3
1.058%, 11/25/35 (b)	451	336,265

		8,338,024

Non-Agency Fixed Rate - 1.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.809%, 5/25/35	837	813,380
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.703%, 2/25/47	838	653,505
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	698	609,023
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.686%, 7/25/36	1,197	909,841
Residential Accredit Loans, Inc.
Series 2006-QS10, Class A9
6.50%, 8/25/36	422	359,329
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	1,073	952,916

		4,297,994

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.752%, 5/28/35	65	58,358

Total Collateralized Mortgage Obligations (cost $13,666,468)		12,694,376

INFLATION-LINKED SECURITIES - 2.2%
United States - 2.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (cost $8,847,144)	8,653	8,916,077

QUASI-SOVEREIGNS - 1.9%
Quasi-Sovereign Bonds - 1.9%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	358	358,103

	Principal Amount (000)	U.S. $ Value
China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)	1,095	1,075,748

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)	639	613,440

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)	790	873,898

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	1,385	1,543,416

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18	639	653,377

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)	1,365	1,412,655

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	1,365	1,441,809

Total Quasi-Sovereigns (cost $7,611,414)		7,972,446

	Shares
PREFERRED STOCKS - 1.0%
Financial Institutions - 1.0%
Banking - 0.8%
Morgan Stanley
7.125%	35,000	912,100
PNC Financial Services Group, Inc. (The)
6.125%	45,000	1,146,600
US Bancorp/MN
6.50%	45,000	1,221,750

		3,280,450

Insurance - 0.2%
Allstate Corp. (The)
5.10%	32,200	785,680

Total Preferred Stocks (cost $4,244,134)		4,066,130

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.7%
Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (a)	418	431,527

Communications - Telecommunications - 0.2%
Comcel Trust (Cayman Islands)
6.875%, 2/06/24 (a)	207	203,342
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 5/30/23 (a)	476	440,247
VimpelCom Holdings BV
5.20%, 2/13/19 (a)	295	292,437

		936,026

Consumer Non-Cyclical - 0.3%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)	730	693,500
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)	660	356,400

		1,049,900

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)	281	257,596

Total Emerging Markets - Corporate Bonds (cost $2,768,111)		2,675,049

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
California GO
7.625%, 3/01/40	970	1,350,124
South Carolina State Public Service Authority
Series 2013A
5.75%, 12/01/43	1,160	1,280,802

Total Local Governments - Municipal Bonds (cost $2,221,874)		2,630,926

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (a)	550	470,250

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)	1,108	1,186,890

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43	903	689,892

Total Governments - Sovereign Bonds (cost $2,535,663)		2,347,032

Company	Shares	U.S. $ Value
COMMON STOCKS - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i) (cost $700,000)	700	702,806

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Ireland - 0.1%
Bank of Ireland
Series MPLE
2.065%, 9/22/15 (b)
(cost $494,701)	CAD 565	481,930

	Shares
SHORT - TERM INVESTMENTS - 4.6%
Investment Companies - 4.6%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (j) (cost $19,125,847)	19,125,847	19,125,847

Total Investments - 112.7% (cost $453,926,341) (k)		466,441,866
Other assets less liabilities - (12.7)% (l)		(52,719,095)

Net Assets - 100.0%		$413,722,771

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr
(CBT) Futures	17	March 2014	$2,130,207	$2,137,750	$7,543
Sold Contracts
U.S. Long Bond (CBT)
Futures	11	March 2014	1,458,857	1,469,531	(10,674)
U.S. T-Note 2 Yr
(CBT) Futures	10	March 2014	2,202,172	2,202,031	141
U.S. T-Note 5 Yr
(CBT) Futures	80	March 2014	9,536,745	9,650,000	(113,255)

					$(116,245)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC
Wholesale	CAD	543	USD	491	2/27/14	$3,512
Barclays Bank PLC
Wholesale	USD	1,051	IDR	12,631,250	4/11/14	(24,610)
BNP Paribas SA	NZD	3,856	USD	3,208	2/14/14	92,309

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,056	BRL	2,565	3/06/14	$(1,552)
Deutsche Bank AG London	CAD	2,021	USD	1,848	2/27/14	34,399
Goldman Sachs Capital Markets LP	BRL	2,505	USD	1,020	4/02/14	(2,497)
Goldman Sachs Capital Markets LP	BRL	3,571	USD	1,432	5/05/14	(14,186)
JPMorgan Chase Bank, NA	GBP	3,134	USD	5,191	3/13/14	40,788
Standard Chartered Bank	USD	2,101	SEK	13,609	3/06/14	(24,428)
State Street Bank & Trust Co.	USD	3,178	NZD	3,866	2/14/14	(54,239)
State Street Bank & Trust Co.	EUR	7,087	USD	9,682	3/12/14	123,631
State Street Bank & Trust Co.	BRL	3,982	USD	1,649	4/02/14	23,951

						$197,078

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 20 5 Year Index, 6/20/18*	5.00%	3.07%	$2,800	$228,604	$43,745	$184,859

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	9,300	1/13/17	3 Month BBR	3.170%	$20,911
Morgan Stanley & Co., LLC/(CME Group)		$2,630	1/14/24	2.980%	3 Month LIBOR	(48,520)

						$(27,609)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.46%	$1,360	$27,338	$(34,730)	$62,068

*	Termination date

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(32,663)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(41,422)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	137,860

					$96,438

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $98,582,571 or 23.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2014.
(d)	Variable rate coupon, rate shown as of January 31, 2014.
(e)	Fair valued by the Adviser.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,607	$	– 0	–	0.00%

(g)	Illiquid security.
(h)	IO - Interest Only
(i)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	7/01/13	700,000	702,806	0.17%

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,684,988 and gross unrealized depreciation of investments was $(4,169,463), resulting in net unrealized appreciation of $12,515,525.
(l)	An amount of U.S.$ 83,194 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Intermediate Bond Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Investment Grades	$	– 0	–	$121,755,480		$463,424		$122,218,904
Mortgage Pass-Throughs		– 0	–	77,126,431		– 0	–	77,126,431
Asset-Backed Securities		– 0	–	62,323,038		6,691,499	^	69,014,537
Commercial Mortgage-Backed Securities		– 0	–	42,580,914		5,599,467		48,180,381
Corporates - Non-Investment Grades		– 0	–	39,644,080		452,400		40,096,480
Governments - Treasuries		– 0	–	29,894,560		– 0	–	29,894,560
Agencies		– 0	–	18,297,954		– 0	–	18,297,954
Collateralized Mortgage Obligations		– 0	–	58,358		12,636,018		12,694,376
Inflation-Linked Securities		– 0	–	8,916,077		– 0	–	8,916,077
Quasi-Sovereigns		– 0	–	7,972,446		– 0	–	7,972,446
Preferred Stocks		4,066,130		– 0	–	– 0	–	4,066,130
Emerging Markets - Corporate Bonds		– 0	–	2,675,049		– 0	–	2,675,049

Investments in Securities:	Level 1		Level 2		Level 3		Total
Local Governments - Municipal Bonds	– 0	–	2,630,926		– 0	–	2,630,926
Governments - Sovereign Bonds	– 0	–	2,347,032		– 0	–	2,347,032
Common Stocks	– 0	–	– 0	–	702,806		702,806
Governments - Sovereign Agencies	– 0	–	481,930		– 0	–	481,930
Short-Term Investments	19,125,847		– 0	–	– 0	–	19,125,847

Total Investments in Securities	23,191,977		416,704,275		26,545,614		466,441,866
Other Financial Instruments* :
Assets:
Futures	7,684		– 0	–	– 0	–	7,684
Forward Currency Exchange Contracts	– 0	–	318,590		– 0	–	318,590
Centrally Cleared Credit Default Swaps	– 0	–	184,859		– 0	–	184,859
Centrally Cleared Interest Rate Swaps	– 0	–	20,911		– 0	–	20,911
Credit Default Swaps	– 0	–	62,068		– 0	–	62,068
Interest Rate Swaps	– 0	–	137,860		– 0	–	137,860
Liabilities:
Futures	(123,929)		– 0	–	– 0	–	(123,929)
Forward Currency Exchange Contracts	– 0	–	(121,512)		– 0	–	(121,512)
Centrally Cleared Interest Rate Swaps	– 0	–	(48,520)		– 0	–	(48,520)
Cross Currency Swaps	– 0	–	– 0	–	(32,663)		(32,663)
Interest Rate Swaps	– 0	–	(41,422)		– 0	–	(41,422)

Total+	$23,075,732		$417,217,109		$26,512,951		$466,805,792

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grades			Asset-Backed Securities^		Commercial Mortgage-Backed Securities
Balance as of 10/31/13	$	– 0	–	$3,931,856		$6,470,698
Accrued discounts/(premiums)		– 0	–	3,797		1,265
Realized gain (loss)		– 0	–	8,111		48,917
Change in unrealized appreciation/depreciation		– 0	–	42,875		(45,049)
Purchases		463,424		3,497,072		– 0	–
Sales		– 0	–	(792,212)		(876,364)
Settlements		– 0	–	– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/14		$463,424		$6,691,499		$5,599,467

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$42,875		$(41,602)

	Corporates - Non- Investment Grades			Collateralized Mortgage Obligations		Common Stocks
Balance as of 10/31/13		$458,400		$11,369,217		$ – 0	–
Accrued discounts/(premiums)		628		28,458		– 0	–
Realized gain (loss)		– 0	–	25,817		– 0	–
Change in unrealized appreciation/depreciation		(6,628)		277,778		2,806
Purchases		– 0	–	1,287,630		700,000
Sales		– 0	–	(352,882)		– 0	–
Settlements		– 0	–	– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/14		$452,400		$12,636,018		$702,806

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14		$(6,628)		$277,778		$2,806

	Centrally Cleared Interest Rate Swaps			Cross Currency Swaps		Total
Balance as of 10/31/13		$(56,082)		$(45,731)		$22,128,358
Accrued discounts/(premiums)		– 0	–	– 0	–	34,148
Realized gain (loss)		(22,677)		(274)		59,894
Change in unrealized appreciation/depreciation		56,082		13,068		340,932
Purchases		– 0	–	– 0	–	5,948,126
Sales		– 0	–	– 0	–	(2,021,458)
Settlements		22,677		274		22,951
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/14	$	– 0	–	$(32,663)		$26,512,951

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$13,068		$288,297

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades		$463,424		Qualitative Assessment	Transaction Price	$98.18/N/A
Asset-Backed Securities		$5,282,884		Third Party Vendor	Evaluated Quotes	$70.15 –$102.13/$95.54
		$1,408,615		Qualitative Assessment	Transaction Price	$99.97/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Commercial Mortgage-Backed Securities	$5,599,467	Third Party Vendor	Evaluated Quotes	$0.00 – $110.70/$107.40
Corporates—Non-Investment Grades	$452,400	Third Party Vendor	Evaluated Quotes	$94.25/N/A
Collateralized Mortgage Obligations	$12,636,018	Third Party Vendor	Evaluated Quotes	$38.21 – $100.63/$80.20
Common Stocks	$702,806	Indicative Market Quotations	Broker Quote	$1,004.01/N/A
Cross Currency Swaps	$(32,663)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.6%
Long-Term Municipal Bonds - 94.6%
Alabama - 2.2%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$12,340	$13,395,440
Series 2009 A
5.00%, 5/01/16	3,785	4,168,193
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
5.00%, 10/01/18	1,825	1,998,211

		19,561,844

Alaska - 0.4%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	400	445,868
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,400,118

		3,845,986

Arizona - 2.5%
Arizona Brd of Regents (Arizona St Univ COP)
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,557,106
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	2,850	3,086,778
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
5.00%, 7/01/26	3,330	3,764,498
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	2,014,536
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	3,140	3,653,296

		22,076,214

Arkansas - 0.3%
Fort Smith AR Sales & Use Tax
2.375%, 5/01/27	540	542,192
Springdale AR Sales & Use Tax
2.60%, 7/01/27	2,000	2,010,460

		2,552,652

California - 2.1%
California GO
5.00%, 10/01/16-9/01/20	9,580	11,393,347
Series 2011A
5.00%, 10/01/20	5,000	5,957,750
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010C
5.00%, 5/01/19	450	532,795

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2006-32F
5.25%, 5/01/18	290	340,495

		18,224,387

Colorado - 3.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	422,880
Series 2011B
4.00%, 11/15/14	4,730	4,867,738
Series 2012A
5.00%, 11/15/24-11/15/25	13,395	14,591,318
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	211,752
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,421,749
Plaza Met Dist #1 CO
5.00%, 12/01/20	1,310	1,385,862
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	465,837

		28,367,136

Connecticut - 0.8%
Connecticut Clean Wtr Fund (Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,192,978
Connecticut GO
AMBAC Series 2005B
1.835%, 6/01/16 (a)	1,750	1,802,675

		6,995,653

Florida - 10.8%
Citizens Ppty Ins Corp. FL
Series 2010A-1
5.00%, 6/01/16	315	346,295
Series 2011A-1
5.00%, 6/01/15	1,720	1,823,286
Series 2012A
5.00%, 6/01/22	7,315	8,304,354
Series 2012A-1
5.00%, 6/01/16-6/01/19	13,220	15,003,123
NPFGC Series 2007A
5.00%, 3/01/15	275	288,458
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/17 (b)	16,440	18,886,108
Series 2013C
5.00%, 6/01/19	7,550	9,007,603
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/16	550	608,124

	Principal Amount (000)	U.S. $ Value
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2011B
5.00%, 7/01/20	3,775	4,395,874
Series 2013A
4.00%, 7/01/16	1,765	1,899,299
5.00%, 7/01/18-7/01/19	3,905	4,502,774
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	700	745,906
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,293,213
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	1,900	2,013,829
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	1,944,907
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,470,429
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	1,900	1,683,723
Miami Dade Cnty FL SPL Tax
Series 2012A
5.00%, 10/01/23	1,500	1,680,975
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/14-10/01/15	5,280	5,501,492
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	1,565	1,761,658

		95,161,430

Georgia - 1.2%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	2,875,850
Catoosa Cnty GA SD GO
4.00%, 8/01/14	4,470	4,554,304
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,510,398

		10,940,552

Idaho - 0.3%
Idaho Hlth Fac Auth (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	2,390	2,385,841

Illinois - 4.2%
Chicago IL Brd of Ed GO
Series 2010F
5.00%, 12/01/17	1,690	1,864,476

	Principal Amount (000)	U.S. $ Value
Chicago IL GO
Series 2008A
5.25%, 1/01/21	1,165	1,256,884
Series 2010A
5.00%, 1/01/24	1,975	2,071,538
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt CFC)
5.25%, 1/01/23	2,500	2,767,625
5.50%, 1/01/25	2,250	2,470,613
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
5.00%, 1/01/17	1,930	2,138,208
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AMBAC
5.00%, 6/01/15	1,250	1,309,900
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,549,136
Cook Cnty IL GO
Series 2010G
5.00%, 11/15/25	2,200	2,367,222
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/16	5,690	6,284,548
Illinois GO
5.00%, 8/01/15	6,050	6,422,559
Series 2006A
5.00%, 6/01/19	1,040	1,186,026
Series 2010
5.00%, 1/01/18	500	563,295
Illinois Sales Tax
5.00%, 6/15/17 (b)	1,450	1,640,704
Springfield ILL Metro San Dist
Series 2011A
5.00%, 1/01/21	2,170	2,379,231

		37,271,965

Indiana - 0.6%
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,698,247

Kentucky - 0.4%
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/25	2,275	2,587,221
AGM
5.25%, 7/01/14	1,410	1,439,201

		4,026,422

Louisiana - 1.2%
Louisiana Gas & Fuels Tax
Series 2012A
5.00%, 5/01/27	9,085	10,253,694

Maryland - 0.6%
Baltimore MD GO
Series 2013B
5.00%, 10/15/14	4,870	5,033,535

	Principal Amount (000)	U.S. $ Value
Massachusetts - 5.7%
Boston MA GO
Series 2012A
5.00%, 4/01/15	1,300	1,372,137
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	4,045,883
Massachusetts GO
Series 2005A
5.00%, 3/01/15 (Pre-refunded/ETM)	4,580	4,816,878
AGM Series 2006C
2.117%, 11/01/19 (a)	9,575	9,968,149
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/15	1,430	1,524,409
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,926,687
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
3.86%, 6/01/20 (a)	3,000	3,186,450
Massachusetts St Hea (Massachusetts Inst of Tech)
Series 2009O
5.00%, 7/01/16 (b)	3,730	4,145,112
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
2.35%, 8/01/22 (a)	3,240	3,288,244
Series 20131
5.00%, 2/01/19	7,975	9,459,546
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/22-7/01/25	5,025	5,670,077

		50,403,572

Michigan - 2.7%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	1,120	1,125,947
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/21	3,750	3,722,363
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/23	17,050	17,358,264
Univ of Michigan
Series 2012C
4.00%, 4/01/14	1,795	1,806,129

		24,012,703

	Principal Amount (000)	U.S. $ Value
Minnesota - 0.2%
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,470,563

Mississippi - 0.3%
Mississippi Dev Bank (Mississippi Lease Dept of Trsnp)
Series 2013
5.00%, 1/01/19	1,500	1,747,380
Series 2013A
5.00%, 1/01/19	1,000	1,164,920

		2,912,300

Missouri - 0.2%
Springfiled MO Pub Util
5.00%, 12/01/17	1,390	1,582,251

Nevada - 3.4%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	24,705	25,343,377
Series 2010D
5.00%, 7/01/21-7/01/22	775	887,479
Clark Cnty NV SD GO
NPFGC-RE Series 2005A
5.00%, 6/15/18	450	480,173
Reno NV GO
5.00%, 6/01/19	2,210	2,511,974
Series 2013A
5.00%, 6/01/19	1,000	1,131,280

		30,354,283

New Hampshire - 0.9%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/23	7,170	7,820,319

New Jersey - 1.9%
Morris-Union NJ JT Comm COP
AGM
5.00%, 8/01/17	2,340	2,579,592
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	551,554
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/20	10,000	11,705,200
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/23	1,800	2,084,040

		16,920,386

New Mexico - 0.6%
Albuquerque NM GO
Series 2013A
4.00%, 7/01/16	4,925	5,328,013

	Principal Amount (000)	U.S. $ Value
New York - 15.2%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.519%, 9/01/15 (a)	3,500	3,500,945
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,124,435
Series 2012F
5.00%, 11/15/26	3,635	3,994,792
Series 2013A
5.00%, 11/15/26	2,300	2,538,579
Series 2013E
5.00%, 11/15/25	8,510	9,566,346
New York NY GO
Series 2011A
5.00%, 8/01/23	4,250	4,846,913
AGM Series 2005K
1.91%, 8/01/16 (a)	1,700	1,794,197
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	3,875	4,337,171
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	6,830	7,749,318
Series 20131
5.00%, 11/01/16-11/01/18	15,720	18,104,860
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,383,610
Series 2011E
5.00%, 8/15/14	2,790	2,860,894
Series 2012A
5.00%, 12/15/22	14,610	17,330,528
Series 2012B
5.00%, 3/15/20	7,900	9,376,747
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,438,330
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2012A
5.00%, 4/01/21	17,900	21,174,984
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/19	4,360	5,185,479
Series 2013B
5.00%, 11/15/20	4,100	4,873,014

		134,181,142

North Carolina - 1.4%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	6,700	7,678,401
North Carolina GO
Series 2013E
5.00%, 5/01/16	2,330	2,571,947

	Principal Amount (000)	U.S. $ Value
North Carolina Ltd. Oblig
Series 2013A
5.00%, 5/01/16	1,600	1,761,984

		12,012,332

Ohio - 0.1%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	784,161

Oregon - 3.0%
Deschutes Cnty OR SD #1 GO
5.00%, 6/15/20	5,180	6,134,363
Multnomah Cnty OR SD #1J GO
Series 2013A
5.00%, 6/15/15	14,605	15,555,348
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	4,605	5,104,320

		26,794,031

Pennsylvania - 8.6%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
AGM
5.00%, 6/01/19	2,250	2,594,025
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	538,156
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/21	7,550	8,542,523
Series 2012A
5.00%, 7/01/18-1/01/19	22,315	26,179,474
Pennsylvania GO
Series 2013
5.00%, 4/01/16	15,650	17,211,244
NPFGC-RE
5.50%, 2/01/14	5,290	5,290,000
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/16	5,000	5,475,400
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/23-4/01/26	5,150	5,599,509
Philadelphia PA Gas Works
Series 2011-20
5.00%, 7/01/14	1,900	1,935,378
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	1,993,482
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	638,792

		75,997,983

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.3%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	2,000	1,378,000
Series 2010AAA
5.25%, 7/01/21	1,830	1,276,187
NPFGC
5.00%, 7/01/19	3,400	3,194,606
Puerto Rico Govt Dev Bank
Series 2006C
5.25%, 1/01/15	3,535	3,235,868
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.084%, 7/01/28 (a)	4,650	2,425,487
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/16	275	240,930

		11,751,078

South Carolina - 0.9%
Horry Cnty SC SD GO
Series 2012B
5.00%, 3/01/16	1,470	1,607,151
Renewable Water Resource Sew Sys SC
5.00%, 1/01/24	2,570	2,933,192
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/15	3,200	3,467,584

		8,007,927

Tennessee - 0.3%
Met Govt Nashville & Davidson Cnty TN GO
5.00%, 7/01/23	2,385	2,800,873

Texas - 6.5%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	6,240	7,111,608
Corpus Christi TX Util Sys
5.00%, 7/15/21	5,675	6,595,542
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	2,135	2,182,867
Fort Worth TX ISD GO
5.00%, 2/15/15	4,000	4,198,720
Garland TX GO
Series 2010
5.00%, 2/15/26	500	559,440
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,407,257
Houston TX ISD GO
2.00%, 6/01/29	4,345	4,368,333
Houston TX Util Sys
Series 2011D
5.00%, 11/15/27	2,735	3,085,518

	Principal Amount (000)	U.S. $ Value
Lubbock TX GO
5.00%, 2/15/19	1,740	2,034,773
Midlothian TX ISD GO
Series 2011B
2.25%, 8/01/51 (Pre-refunded/ETM)	5,000	5,051,300
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	3,625	4,128,984
Rockwall TX ISD GO
5.00%, 2/15/19 (b)	3,280	3,879,322
San Antonio TX Elec & Gas
5.00%, 2/01/21	7,110	8,459,051
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	1,913,746
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,246,143

		57,222,604

Virginia - 3.0%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	6,631,800
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/16-2/01/21	13,430	15,186,532
Series 2010B
5.00%, 2/01/14	3,000	3,000,000
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,655	1,756,319

		26,574,651

Washington - 5.4%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,124,731
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,735,113
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	793,417
Series 2012A
5.00%, 7/01/19	4,200	4,994,094
King Cnty WA SD #414 GO
AGM
5.00%, 12/01/16	3,735	4,203,145
Port of Seattle WA
5.00%, 7/01/24	4,820	5,293,661
Seattle WA Mun Light & Pwr
Series 2010B
5.00%, 2/01/20	4,080	4,846,142
Tacoma WA Elec Sys
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,624,365

	Principal Amount (000)	U.S. $ Value
Washington St GO
Series 2005R
5.00%, 7/01/15 (Pre-refunded/ETM)	1,125	1,199,768
Series 2009-10B
5.00%, 1/01/22	710	823,359
Series 2010-10E
5.00%, 2/01/19	3,295	3,892,548
Series 2013D
5.00%, 2/01/23	3,385	4,032,449

		47,562,792

Wisconsin - 2.2%
Wisconsin Clean Wtr (Wisconsin SRF)
Series 20131
5.00%, 6/01/24	4,490	5,303,453
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
Series 20131
5.00%, 7/01/23-7/01/24	12,000	14,125,745

		19,429,198

Total Municipal Obligations (cost $836,561,076)		836,318,720

CORPORATES - INVESTMENT GRADES - 1.7%
Financial Institutions - 1.6%
Banking - 1.6%
Bank of America Corp.
7.375%, 5/15/14	1,200	1,222,746
Capital One Financial Corp.
2.125%, 7/15/14	736	741,377
Citigroup, Inc.
2.25%, 8/07/15	6,372	6,505,200
Goldman Sachs Group, Inc. (The)
6.00%, 5/01/14	1,200	1,215,750
Morgan Stanley
1.75%, 2/25/16	3,362	3,411,126
5.375%, 10/15/15	1,000	1,072,789

		14,168,988

Industrial - 0.1%
Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
1.25%, 2/27/15	800	804,985

Total Corporates - Investment Grades (cost $14,847,798)		14,973,973

AGENCIES - 0.7%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (b) (cost $5,683,827)	5,315	5,908,558

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $39,189,765)	39,189,765	39,189,765

	Principal Amount (000)
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 5/08/14 (b) (cost $1,299,711)	$1,300	1,299,711

Total Short-Term Investments (cost $40,489,476)		40,489,476

Total Investments - 101.5% (cost $897,582,177) (d)		897,690,727
Other assets less liabilities - (1.5)%		(13,453,124)

Net Assets - 100.0%		$884,237,603

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	4/08/15	2.220%	CPI	#	$(49,197)
Barclays Bank PLC	38,000	4/24/15	2.020%	CPI	#	(738,628)
Barclays Bank PLC	5,500	6/01/15	2.038%	CPI	#	(55,140)
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI	#	(226,548)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(10,223)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(271,950)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(139,494)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(206,484)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(17,428)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(51,476)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI	#	(415,602)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(200,942)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(674,673)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(766,663)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(182,547)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	2,000	4/15/14	2.060%	CPI	#	$(23,564)
Citibank, NA	10,000	5/04/16	2.710%	CPI	#	(489,456)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(345,563)
Citibank, NA	11,500	6/21/17	2.153%	CPI	#	(291,199)
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	(140,252)
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(184,572)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(97,727)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(119,998)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(739,559)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(1,009,738)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	(302,316)
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(877,868)
Deutsche Bank AG London	16,300	6/30/14	1.998%	CPI	#	(250,688)
Deutsche Bank AG London	14,200	7/21/14	2.155%	CPI	#	(313,336)
Deutsche Bank AG London	11,000	6/20/21	2.655%	CPI	#	(583,914)
Deutsche Bank AG London	9,800	9/07/21	2.400%	CPI	#	(241,889)
JPMorgan Chase Bank, NA	32,000	5/30/14	1.575%	CPI	#	(320,917)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	(11,966)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(499,811)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(98,813)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(257,905)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	(20,888)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	(47,172)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	(25,908)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(1,064,124)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(573,120)
Morgan Stanley Capital Services LLC	22,000	10/03/14	1.530%	CPI	#	(25,878)
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI	#	(232,268)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.110%	CPI	#	(116,926)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(1,494,089)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(26,331)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(696,721)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(378,761)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(345,894)

						$(16,256,126)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of January 31, 2014.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $16,629,877.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,351,395 and gross unrealized depreciation of investments was $(10,242,845), resulting in net unrealized appreciation of $108,550.

As of January 31, 2014, the Fund held 5.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CFC	-	Customer Facility Charge
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SRF	-	State Revolving Fund

AllianceBernstein Municipal Bond Inflation Strategy

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$832,547,017		$3,771,703		$836,318,720
Corporates - Investment Grades		– 0	–	14,973,973		– 0	–	14,973,973
Agencies		– 0	–	5,908,558		– 0	–	5,908,558
Short-Term Investments:
Investment Companies		39,189,765		– 0	–	– 0	–	39,189,765
U.S. Treasury Bills		– 0	–	1,299,711		– 0	–	1,299,711

Total Investments in Securities		39,189,765		854,729,259		3,771,703		897,690,727
Other Financial Instruments* :
Liabilities:
Inflation (CPI) Swaps		– 0	–	(16,256,126)		– 0	–	(16,256,126)

Total+		$39,189,765		$838,473,133		$3,771,703		$881,434,601

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$1,406,832		1,406,832
Accrued discounts/(premiums)	(4,240)		(4,240)
Realized gain (loss)	339		339
Change in unrealized appreciation/depreciation	8,772		8,772
Purchases	2,390,000		2,390,000
Sales	(30,000)		(30,000)
Settlements	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$3,771,703		$3,771,703

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$9,162		$9,162

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

January 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.7%
Energy - 21.7%
Coal & Consumable Fuels - 0.1%
Adaro Energy Tbk PT	741,200	$57,726
Cameco Corp.	7,220	153,443
China Coal Energy Co., Ltd.-Class H	117,680	58,887
China Shenhua Energy Co., Ltd.-Class H	62,300	159,908
CONSOL Energy, Inc.	4,200	156,870
Exxaro Resources Ltd.	5,900	79,647
Indo Tambangraya Megah Tbk PT	26,700	58,651
Peabody Energy Corp.	5,000	85,250

		810,382

Integrated Oil & Gas - 15.4%
BG Group PLC	304,510	5,118,179
BP PLC	926,700	7,262,595
Chevron Corp.	107,440	11,993,528
China Petroleum & Chemical Corp.-Class H	3,265,350	2,575,105
ENI SpA	170,510	3,872,049
Exxon Mobil Corp.	208,994	19,260,887
Gazprom OAO (Sponsored ADR)	485,873	4,037,605
Hess Corp.	21,040	1,588,310
Husky Energy, Inc.	16,800	499,135
Imperial Oil Ltd.	6,100	249,477
LUKOIL OAO (London) (Sponsored ADR)	10,922	622,554
MOL Hungarian Oil and Gas PLC	3,500	214,208
OMV AG	6,400	277,077
Origin Energy Ltd.	23,000	281,076
PetroChina Co., Ltd.-Class H	386,600	372,685
Petroleo Brasileiro SA	77,436	436,724
Petroleo Brasileiro SA (ADR)	199,970	2,241,664
Petroleo Brasileiro SA (Preference Shares)	77,000	465,456
Petroleo Brasileiro SA (Sponsored ADR)	100,710	1,198,449
Polskie Gornictwo Naftowe i Gazownictwo SA	195,400	286,981
Repsol SA	15,600	364,601
Rosneft OAO (GDR) (a)	69,585	477,353
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	206,136	7,119,379
Royal Dutch Shell PLC-Class A	85,968	2,978,067
Royal Dutch Shell PLC-Class B	116,650	4,266,724
Sasol Ltd.	10,000	481,157
Statoil ASA	54,260	1,285,997
Suncor Energy, Inc. (Toronto)	127,130	4,176,598
Surgutneftegas OAO (Sponsored ADR)	12,084	92,805
Total SA	108,999	6,218,571

		90,314,996

Oil & Gas Drilling - 0.2%
Nabors Industries Ltd.	33,030	564,152
Odfjell Drilling Ltd.(b)	83,240	474,714

		1,038,866

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA	73,390	1,127,185
Halliburton Co.	16,510	809,155
Helix Energy Solutions Group, Inc. (b)	25,260	515,051
Schlumberger Ltd.	15,750	1,379,228

		3,830,619

Company	Shares	U.S. $ Value
Oil & Gas Exploration & Production - 5.2%
Anadarko Petroleum Corp.	34,240	2,762,826
Apache Corp.	8,400	674,184
ARC Resources Ltd.	5,300	138,240
Athabasca Oil Corp. (b)	29,000	208,045
Baytex Energy Corp.	3,130	114,268
Cabot Oil & Gas Corp.	7,660	306,247
Canadian Natural Resources Ltd.	23,500	770,568
Canadian Oil Sands Ltd.	8,900	159,980
Chesapeake Energy Corp.	12,100	325,611
Cimarex Energy Co.	12,280	1,203,194
CNOOC Ltd.	374,200	581,250
Cobalt International Energy, Inc. (b)	17,000	278,290
Concho Resources, Inc. (b)	1,800	176,022
ConocoPhillips	42,430	2,755,828
Continental Resources, Inc./OK (b)	2,000	220,400
Crescent Point Energy Corp.	7,900	273,228
Denbury Resources, Inc. (b)	7,200	115,704
Det Norske Oljeselskap ASA (b)	84,760	858,071
Devon Energy Corp.	7,040	416,909
EnCana Corp.	13,500	242,667
Energen Corp.	287	20,297
Enerplus Corp.	12,900	233,503
EOG Resources, Inc.	15,810	2,612,444
EQT Corp.	2,700	250,587
Inpex Corp.	111,800	1,324,690
Kunlun Energy Co., Ltd.	79,200	131,148
Lundin Petroleum AB (b)	55,140	953,704
Marathon Oil Corp.	16,150	529,559
MEG Energy Corp. (b)	7,300	202,335
Murphy Oil Corp.	17,059	965,710
Noble Energy, Inc.	23,600	1,470,988
NovaTek OAO (Sponsored GDR) (a)	1,700	207,570
Occidental Petroleum Corp.	54,570	4,778,694
Pioneer Natural Resources Co.	2,900	491,028
PTT Exploration & Production PCL	41,099	190,492
QEP Resources, Inc.	6,400	197,696
Range Resources Corp.	3,000	258,570
Rosetta Resources, Inc. (b)	10,040	427,804
Santos Ltd.	17,300	202,130
Southwestern Energy Co. (b)	6,400	260,416
Talisman Energy, Inc.	18,900	203,467
Tatneft OAO (Sponsored ADR)	5,822	192,708
Tourmaline Oil Corp. (b)	3,800	160,666
Tullow Oil PLC	16,600	214,890
Vermilion Energy, Inc.	2,300	126,632
Whiting Petroleum Corp. (b)	11,260	657,359
Woodside Petroleum Ltd.	14,400	470,949

		30,317,568

Oil & Gas Refining & Marketing - 0.2%
Valero Energy Corp.	26,810	1,369,991

		127,682,422

Company	Shares	U.S. $ Value
Equity: Other - 12.0%
Diversified/Specialty - 10.1%
Activia Properties, Inc.	71	590,934
Acucap Properties Ltd.	32,754	117,076
Agung Podomoro Land Tbk PT	547,000	10,179
Alam Sutera Realty Tbk PT	894,900	37,409
Alexander’s, Inc.	500	169,915
Alexandria Real Estate Equities, Inc.	2,250	157,793
American Assets Trust, Inc.	6,550	219,229
American Homes 4 Rent-Class A	7,650	127,602
ANF Immobilier	2,650	85,063
Armada Hoffler Properties, Inc.	58,585	533,124
Artis Real Estate Investment Trust	8,200	111,100
Australand Property Group	197,900	672,601
Ayala Land, Inc.	1,026,360	591,120
Azrieli Group	4,286	135,033
Beni Stabili SpA	36,700	27,157
BioMed Realty Trust, Inc.	6,100	119,011
British Land Co. PLC	216,827	2,338,045
Bumi Serpong Damai PT	494,600	58,562
Buzzi Unicem SpA	31,570	575,243
CA Immobilien Anlagen AG (b)	10,100	175,690
Canadian Real Estate Investment Trust	2,150	82,081
Capital Property Fund	288,800	252,114
CapitaLand Ltd.	156,400	336,865
Central Pattana PCL	89,851	102,073
Chambers Street Properties	190,110	1,471,451
Cheung Kong Holdings Ltd.	73,000	1,085,692
Ciputra Property Tbk PT	189,600	10,469
Ciputra Surya Tbk PT	96,200	13,440
City Developments Ltd.	36,900	252,002
Cofinimmo	690	80,250
Corrections Corp. of America	26,442	887,658
Country Garden Holdings Co., Ltd.	2,712,670	1,475,256
CTT-Correios de Portugal SA (b)	76,840	705,748
Daejan Holdings PLC	50	3,986
Dexus Property Group	206,094	179,747
DIC Asset AG	1,200	10,794
Digital Realty Trust, Inc.	16,470	839,806
Duke Realty Corp.	10,150	159,457
Dundee Real Estate Investment Trust	28,100	739,493
DuPont Fabros Technology, Inc.	6,400	166,336
Eastern & Oriental Bhd	44,400	25,556
Eurobank Properties Real Estate Investment Co. (b)	2,950	30,039
Even Construtora e Incorporadora SA	129,600	383,897
Evergrande Real Estate Group Ltd.	335,250	134,120
F&C Commercial Property Trust Ltd.	159,800	320,488
Fastighets AB Balder (b)	13,900	147,863
Fibra Uno Administracion SA de CV	197,320	636,783
Fonciere Des Regions	2,100	172,093
Forest City Enterprises, Inc.-Class A (b)	7,650	139,154
Franshion Properties China Ltd.	318,850	102,016
Gecina SA	700	85,279
Geo Group, Inc. (The)	35,770	1,197,580
Globe Trade Centre SA (b)	14,300	33,547
GPT Group	94,860	299,767

Company	Shares	U.S. $ Value
Gramercy Property Trust, Inc. (b)	159,870	930,443
Granite Real Estate Investment Trust	4,100	140,587
Greentown China Holdings Ltd.	68,900	97,836
Growthpoint Properties Ltd.	281,240	560,559
Guangzhou R&F Properties Co., Ltd.-Class H	73,500	97,895
Hamborner REIT AG	1,100	10,964
Hang Lung Properties Ltd.	138,000	386,777
Helbor Empreendimentos SA	11,330	32,864
Helical Bar PLC	2,100	11,970
Henderson Land Development Co., Ltd.	110,210	595,689
Hopson Development Holdings Ltd. (b)	77,600	72,420
Hui Xian Real Estate Investment Trust	367,150	227,042
Hulic Co., Ltd.	18,250	231,198
Hysan Development Co., Ltd.	40,000	157,695
ICADE	7,760	680,578
IJM Land Bhd	27,700	20,513
IMMOFINANZ AG (b)	59,600	281,110
Intiland Development Tbk PT	551,500	14,607
Is Gayrimenkul Yatirim Ortakligi AS	23,205	12,962
Japan Hotel REIT Investment Corp.	1,351	648,825
Kawasan Industri Jababeka Tbk PT	1,076,591	17,989
Kennedy-Wilson Holdings, Inc.	57,900	1,390,758
Keppel Land Ltd.	43,000	106,201
Kerry Properties Ltd.	78,500	251,772
Kiwi Income Property Trust	21,200	18,942
KLCC Property Holdings Bhd	34,800	60,314
Klovern AB	62,787	311,292
Kungsleden AB	2,800	20,338
Land Securities Group PLC	158,905	2,683,043
Lend Lease Group	152,570	1,405,428
Lexington Realty Trust	11,500	124,315
Lippo Karawaci Tbk PT	1,353,600	105,356
Londonmetric Property PLC	11,300	25,598
Longfor Properties Co., Ltd.	76,700	105,912
LPN Development PCL	573,400	253,609
Mapletree Commercial Trust	18,040	16,439
Mapletree Greater China Commercial Trust (a)	28,000	17,851
Megaworld Corp.	1,048,900	82,355
Mexico Real Estate Management SA de CV (b)	358,610	654,261
Mingfa Group International Co., Ltd. (b)	314,608	82,529
Mitchells & Butlers PLC (b)	82,890	612,507
Mitsubishi Estate Co., Ltd.	143,600	3,526,975
Mitsui Fudosan Co., Ltd.	154,400	4,875,848
Mobimo Holding AG (b)	150	31,263
Morguard Real Estate Investment Trust	10,517	154,391
Mucklow A & J Group PLC	1,400	10,800
New World China Land Ltd.	424,700	223,705
New World Development Co., Ltd.	595,200	744,341
Nomura Real Estate Holdings, Inc.	12,900	261,451
Nomura Real Estate Master Fund, Inc.	100	105,564
Orco Property Group (b)	6,100	14,460
Pakuwon Jati Tbk PT	853,900	21,376
Poly Property Group Co., Ltd.	190,800	90,933
Pruksa Real Estate PCL	99,900	53,264
Quintain Estates & Development PLC (b)	7,300	11,940
Redefine Properties Ltd.	179,900	143,285
Regal Entertainment Group-Class A	60,570	1,181,115
Resilient Property Income Fund Ltd.	18,900	88,795

Company	Shares	U.S. $ Value
Robinsons Land Corp.	233,550	102,250
SA Corporate Real Estate Fund Nominees Pty Ltd.	234,160	77,973
Schroder Real Estate Investment Trust Ltd.	12,600	11,185
Select Income REIT	4,400	121,440
Sentul City Tbk PT (b)	1,035,850	13,132
Shui On Land Ltd.	96,700	30,813
Sino Land Co., Ltd.	166,000	220,763
SOHO China Ltd.	126,500	100,675
SP Setia Bhd	65,000	55,824
Spirit Realty Capital, Inc.	52,350	554,910
Sponda Oyj	17,450	84,373
ST Modwen Properties PLC	1,800	11,360
Sumitomo Realty & Development Co., Ltd.	64,700	2,856,705
Summarecon Agung Tbk PT	717,800	56,153
Sun Hung Kai Properties Ltd.	248,506	3,034,933
Suntec Real Estate Investment Trust	119,000	149,536
Supalai PCL	798,300	386,937
Swire Properties Ltd.	413,100	1,069,566
TAG Immobilien AG	14,092	170,671
Taiheiyo Cement Corp.	78,000	288,419
Tebrau Teguh Bhd (b)	56,900	20,707
Tecnisa SA (b)	9,900	31,834
Unite Group PLC	1,540	10,356
United Urban Investment Corp.	150	223,917
UOL Group Ltd.	242,734	1,111,686
Vornado Realty Trust	10,440	958,705
Wallenstam AB-Class B	4,800	73,370
Washington Real Estate Investment Trust	5,800	135,140
Wereldhave Belgium NV	200	23,103
WHA Corp. PCL	53,200	46,737
Wharf Holdings Ltd.	306,000	2,083,070
Wheelock & Co., Ltd.	112,000	454,248
Wihlborgs Fastigheter AB	5,450	99,470
WP Carey, Inc.	1,850	109,298
Yuexiu Property Co., Ltd.	455,000	92,984

		59,385,878

Health Care - 1.7%
Chartwell Retirement Residences	76,130	727,977
First Real Estate Investment Trust	23,400	19,054
HCP, Inc.	33,220	1,300,563
Health Care REIT, Inc.	20,090	1,163,613
Healthcare Realty Trust, Inc.	5,950	136,374
LTC Properties, Inc.	41,640	1,580,238
Medical Properties Trust, Inc.	114,790	1,523,263
National Health Investors, Inc.	2,700	170,019
Omega Healthcare Investors, Inc.	53,580	1,711,345
Primary Health Properties PLC	1,540	9,038
Sabra Health Care REIT, Inc.	4,450	128,739
Senior Housing Properties Trust	5,950	133,994
Ventas, Inc.	21,550	1,344,504

		9,948,721

Triple Net - 0.2%
EPR Properties	2,700	137,916
National Retail Properties, Inc.	14,950	496,340

Company	Shares	U.S. $ Value
Realty Income Corp.	7,800	318,084

		952,340

		70,286,939

Materials - 10.5%
Aluminum - 0.1%
Alcoa, Inc.	30,910	355,774
Alumina Ltd. (b)	101,600	112,681
Norsk Hydro ASA	28,500	129,659

		598,114

Commodity Chemicals - 0.3%
Denki Kagaku Kogyo KK	143,000	548,419
LyondellBasell Industries NV-Class A	15,850	1,248,346

		1,796,765

Construction Materials - 0.1%
Anhui Conch Cement Co., Ltd.-Class H	170,000	655,746

Diversified Chemicals - 0.3%
Arkema SA	7,800	830,800
Huntsman Corp.	50,490	1,106,741

		1,937,541

Diversified Metals & Mining - 4.4%
Anglo American PLC	28,080	662,098
Antofagasta PLC	29,300	407,367
Aurubis AG	9,270	535,855
BHP Billiton Ltd.	164,290	5,246,646
BHP Billiton PLC	42,570	1,253,200
Freeport-McMoRan Copper & Gold, Inc.	71,161	2,306,328
Glencore Xstrata PLC	766,566	4,041,690
Grupo Mexico SAB de CV Series B	148,500	478,344
KGHM Polska Miedz SA	8,900	308,491
MMC Norilsk Nickel OJSC (ADR)	116,738	1,779,087
Rio Tinto Ltd.	15,410	875,628
Rio Tinto PLC	139,620	7,426,160
Southern Copper Corp.	13,600	380,528
Sumitomo Metal Mining Co., Ltd.	25,000	323,467
Turquoise Hill Resources Ltd. (b)	20,200	70,734

		26,095,623

Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc. (Toronto)	2,170	189,206
CF Industries Holdings, Inc.	900	207,774
Israel Chemicals Ltd.	39,800	325,352
Israel Corp., Ltd. (The) (b)	300	150,815
K&S AG	3,000	89,843
Monsanto Co.	32,980	3,514,019
Mosaic Co. (The)	5,700	254,562
Potash Corp. of Saskatchewan, Inc.	30,760	964,435
Syngenta AG	2,000	707,064
Yara International ASA	8,800	363,418

		6,766,488

Company	Shares	U.S. $ Value
Forest Products - 0.1%
Duratex SA	82,300	403,038

Gold - 1.0%
Agnico Eagle Mines Ltd.	4,800	149,376
Barrick Gold Corp.	54,320	1,046,651
Cia de Minas Buenaventura SAA (ADR)-Class B	12,400	153,760
Franco-Nevada Corp.	3,000	145,589
Gold Fields Ltd.	15,900	55,114
Goldcorp, Inc.	118,290	2,951,541
Kinross Gold Corp.	24,900	114,244
Koza Altin Isletmeleri AS	66,520	562,533
New Gold, Inc. (b)	36,540	209,644
Newcrest Mining Ltd.	20,100	165,789
Newmont Mining Corp.	10,100	218,160
Randgold Resources Ltd.	2,900	199,342
Real Gold Mining Ltd. (b)(c)(d)	124,500	2
Yamana Gold, Inc.	18,262	171,019

		6,142,764

Paper Products - 0.4%
Fibria Celulose SA (b)	14,000	155,879
International Paper Co.	7,900	377,146
Mondi PLC	57,610	871,783
Nine Dragons Paper Holdings Ltd.	111,600	95,603
OJI Holdings Corp.	28,000	131,941
Sappi Ltd. (b)	192,690	596,358
Stora Enso OYJ-Class R	17,500	163,332
UPM-Kymmene OYJ	9,600	147,040

		2,539,082

Precious Metals & Minerals - 0.3%
Anglo American Platinum Ltd. (b)	3,800	151,777
Dominion Diamond Corp. (b)	29,500	428,635
Fresnillo PLC	4,900	61,197
Impala Platinum Holdings Ltd.	10,900	113,869
Industrias Penoles SAB de CV	2,200	51,184
North American Palladium Ltd. (b)	1,188,170	499,032
Silver Wheaton Corp.	7,200	156,380

		1,462,074

Specialty Chemicals - 0.3%
Johnson Matthey PLC	13,420	711,349
Koninklijke DSM NV	19,248	1,274,117

		1,985,466

Steel - 2.0%
ArcelorMittal (Euronext Amsterdam)	20,161	333,007
BlueScope Steel Ltd. (b)	123,636	584,059
Bradespar SA	8,100	74,500
Cia Siderurgica Nacional SA	25,800	118,977
Daido Steel Co., Ltd.	18,200	90,497
Eregli Demir ve Celik Fabrikalari TAS	43,825	52,684
Fortescue Metals Group Ltd.	31,400	145,647
Fosun International Ltd.	92,150	98,839
Gerdau SA	17,600	125,076
Hitachi Metals Ltd.	10,000	157,534

Company	Shares	U.S. $ Value
Hyundai Hysco Co., Ltd. (c)(d)	1	21
Hyundai Steel Co.	2,384	167,924
Industrias CH SAB de CV (b)	19,322	114,857
JFE Holdings, Inc.	63,872	1,323,587
Kumba Iron Ore Ltd.	3,600	146,324
Maruichi Steel Tube Ltd.	2,800	72,830
Metalurgica Gerdau SA (Preference Shares)	9,400	83,434
Nippon Steel & Sumitomo Metal Corp.	153,495	465,586
Nucor Corp.	6,360	307,506
POSCO	1,321	367,238
Severstal OAO (GDR) (a)	11,579	94,021
Ternium SA (Sponsored ADR)	23,090	687,620
ThyssenKrupp AG (b)	11,650	299,167
Vale SA	26,253	356,754
Vale SA (Preference Shares)	38,233	472,970
Vale SA (Sponsored ADR) (Local Preference Shares)	327,490	4,021,577
Voestalpine AG	15,370	687,928

		11,450,164

		61,832,865

Retail - 5.8%
Regional Mall - 2.1%
BR Malls Participacoes SA	63,840	400,496
CapitaMall Trust	160,000	233,503
CBL & Associates Properties, Inc.	5,200	88,348
CFS Retail Property Trust Group	450,400	763,928
General Growth Properties, Inc.	76,440	1,539,502
Glimcher Realty Trust	14,700	125,832
Macerich Co. (The)	5,600	316,960
Multiplan Empreendimentos Imobiliarios SA	19,580	352,993
Pennsylvania Real Estate Investment Trust	10,850	202,352
Rouse Properties, Inc.	5,997	104,588
Simon Property Group, Inc.	37,581	5,819,042
Taubman Centers, Inc.	2,000	130,040
Westfield Group	238,665	2,134,055

		12,211,639

Shopping Center/Other Retail - 3.7%
Acadia Realty Trust	6,300	160,335
Aeon Mall Co., Ltd.	35,500	1,043,559
American Realty Capital Properties, Inc.	9,150	126,636
Atrium European Real Estate Ltd. (b)	16,150	90,742
Calloway Real Estate Investment Trust	4,450	99,288
Capital & Counties Properties PLC	37,570	219,368
CapitaMalls Asia Ltd.	75,000	103,108
CapitaMalls Malaysia Trust	56,600	23,509
Charter Hall Retail REIT	11,150	34,909
Citycon OYJ	42,950	146,480
Cole Real Estate Investment, Inc.	15,050	228,008
Corio NV	4,170	177,210
Crombie Real Estate Investment Trust	2,700	32,291
DDR Corp.	72,930	1,142,814
Deutsche Euroshop AG	3,340	140,972
Development Securities PLC	3,100	12,485
Equity One, Inc.	6,250	141,625
Eurocommercial Properties NV	11,650	479,336
Federal Realty Investment Trust	2,600	283,400

Company	Shares	U.S. $ Value
Federation Centres Ltd.	150,110	297,824
First Capital Realty, Inc.	6,450	101,289
Fountainhead Property Trust	94,775	62,436
Frontier Real Estate Investment Corp.	36	185,472
Fukuoka REIT Co.	35	293,736
Hammerson PLC	43,700	376,822
Hyprop Investments Ltd.	54,400	354,702
IGB Real Estate Investment Trust	225,200	81,681
Iguatemi Empresa de Shopping Centers SA	17,800	147,814
Inland Real Estate Corp.	11,350	119,629
Intu Properties PLC	42,600	220,862
Japan Retail Fund Investment Corp.	142	285,303
Kimco Realty Corp.	27,510	575,235
Kite Realty Group Trust	206,080	1,329,216
Klepierre	33,540	1,453,628
Link REIT (The)	175,423	794,340
Mercialys SA	8,560	175,367
Pavilion Real Estate Investment Trust	73,150	27,249
Ramco-Gershenson Properties Trust	84,553	1,350,312
Regency Centers Corp.	2,900	139,606
Renhe Commercial Holdings Co., Ltd. (b)	1,952,700	95,895
Retail Opportunity Investments Corp.	8,250	119,295
RioCan Real Estate Investment Trust	21,821	485,498
Saul Centers, Inc.	3,000	139,800
Shaftesbury PLC	28,040	286,710
SM Prime Holdings, Inc.	491,100	167,700
Sonae Sierra Brasil SA	3,700	23,841
Tanger Factory Outlet Centers	4,350	145,203
Unibail-Rodamco SE	16,965	4,082,998
Vastned Retail NV	26,360	1,261,658
Weingarten Realty Investors	3,450	100,016
Westfield Retail Trust	676,440	1,787,148

		21,754,360

		33,965,999

Residential - 5.0%
Multi-Family - 4.5%
Advance Residence Investment Corp.	70	147,795
Agile Property Holdings Ltd.	105,690	96,793
Apartment Investment & Management Co.-Class A	4,600	128,662
Associated Estates Realty Corp.	78,220	1,249,173
AvalonBay Communities, Inc.	12,680	1,565,980
Berkeley Group Holdings PLC	14,910	632,709
Boardwalk Real Estate Investment Trust	2,000	105,050
BRE Properties, Inc.	2,400	141,840
Brookfield Residential Properties, Inc. (b)	55,177	1,248,104
Camden Property Trust	2,700	166,914
Canadian Apartment Properties REIT	5,300	100,837
China Overseas Land & Investment Ltd.	932,140	2,502,187
China Resources Land Ltd.	115,380	271,003
China Vanke Co., Ltd.-Class B	791,174	1,313,315
CIFI Holdings Group Co., Ltd.	2,532,000	519,961
Comforia Residential REIT, Inc.	85	619,442
Consorcio ARA SAB de CV (b)	76,000	29,948
Corp. GEO SAB de CV Series B (b)(c)(d)	23,600	479
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,200	119,150

Company	Shares	U.S. $ Value
Desarrolladora Homex SAB de CV (b)	14,600	3,985
Deutsche Annington Immobilien SE (b)	23,730	609,688
Deutsche Wohnen AG	10,410	194,817
Deutsche Wohnen AG (b)	11,245	204,439
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	131,300	124,669
Equity Lifestyle Properties, Inc.	3,700	145,447
Equity Residential	37,040	2,051,275
Essex Property Trust, Inc.	1,200	190,044
Ez Tec Empreendimentos e Participacoes SA	11,250	125,275
Gafisa SA	34,100	43,380
GAGFAH SA (b)	7,500	107,807
Grainger PLC	73,860	257,780
Home Properties, Inc.	7,030	391,922
JHSF Participacoes SA	12,800	21,322
KWG Property Holding Ltd.	1,728,700	903,191
Land and Houses PCL	216,000	56,418
LEG Immobilien AG (b)	18,926	1,126,823
Mid-America Apartment Communities, Inc.	25,454	1,642,801
Mirvac Group	193,750	283,135
MRV Engenharia e Participacoes SA	27,550	93,786
Northern Property Real Estate Investment Trust	1,200	31,343
PIK Group (GDR) (a)(b)	50,180	96,998
Post Properties, Inc.	9,520	446,774
Rossi Residencial SA (b)	507,844	407,046
Sekisui Chemical Co., Ltd.	25,000	288,144
Shenzhen Investment Ltd.	228,950	81,673
Shimao Property Holdings Ltd.	238,760	520,894
Sino-Ocean Land Holdings Ltd.	223,080	120,440
Stockland	737,270	2,341,161
Sun Communities, Inc.	20,700	967,724
Sunac China Holdings Ltd.	167,600	100,425
Taylor Wimpey PLC	317,910	585,108
UDR, Inc.	7,900	192,286
UEM Sunrise Bhd	91,350	56,341
Urbi Desarrollos Urbanos SAB de CV (b)(c)(d)	120,400	1,178
Wing Tai Holdings Ltd.	391,900	530,830
Yanlord Land Group Ltd.	176,500	154,558

		26,460,269

Self Storage - 0.4%
Big Yellow Group PLC	1,280	10,888
CubeSmart	8,050	132,664
Extra Space Storage, Inc.	3,300	150,678
Public Storage	12,890	2,031,335
Safestore Holdings PLC	3,900	12,309
Sovran Self Storage, Inc.	2,400	162,984

		2,500,858

Student Housing - 0.1%
American Campus Communities, Inc.	3,300	114,708
Education Realty Trust, Inc.	13,300	120,099

		234,807

		29,195,934

Company	Shares	U.S. $ Value
Office - 3.9%
Office - 3.9%
Allied Properties Real Estate Investment Trust	28,420	834,419
Allreal Holding AG (b)	950	132,062
Alstria Office REIT-AG (b)	990	12,849
Ascendas India Trust	27,800	14,915
Befimmo SA	1,800	122,548
Boston Properties, Inc.	9,620	1,039,825
Brandywine Realty Trust	10,450	148,912
Brookfield Office Properties, Inc.	7,900	147,679
CapitaCommercial Trust	819,000	908,888
Castellum AB	10,100	160,977
Champion REIT	81,100	34,614
Cominar Real Estate Investment Trust	54,977	917,148
Commonwealth Property Office Fund	323,050	347,848
CommonWealth REIT	5,650	138,877
Corporate Office Properties Trust	5,700	141,645
Cousins Properties, Inc.	150,415	1,616,961
Derwent London PLC	6,170	252,501
Douglas Emmett, Inc.	4,200	106,806
Dundee International Real Estate Investment Trust	3,050	24,236
Empire State Realty Trust, Inc.	8,650	126,809
Fabege AB	23,970	303,809
Franklin Street Properties Corp.	16,900	202,631
Government Properties Income Trust	6,250	154,375
Great Portland Estates PLC	17,611	174,900
Highwoods Properties, Inc.	4,000	148,560
Hongkong Land Holdings Ltd.	105,000	632,042
Hudson Pacific Properties, Inc.	8,750	190,137
Hufvudstaden AB-Class A	5,890	78,893
Investa Office Fund	284,570	772,158
Japan Prime Realty Investment Corp.	83	284,018
Japan Real Estate Investment Corp.	249	1,285,254
Kenedix Office Investment Corp.-Class A	184	914,424
Keppel REIT	235,500	206,855
Kilroy Realty Corp.	2,400	126,720
Liberty Property Trust	20,820	757,848
Mack-Cali Realty Corp.	6,150	124,414
Mori Hills REIT Investment Corp.	250	329,933
Mori Trust Sogo Reit, Inc.	34	275,510
Nippon Building Fund, Inc.	82	465,990
Nomura Real Estate Office Fund, Inc.	28	123,527
Norwegian Property ASA	15,400	17,786
NTT Urban Development Corp.	25,436	247,583
Orix JREIT, Inc.	1,327	1,762,732
Parkway Properties, Inc./MD	80,200	1,422,748
Piedmont Office Realty Trust, Inc.-Class A	7,800	130,026
PS Business Parks, Inc.	2,100	164,997
PSP Swiss Property AG (b)	2,450	210,768
SL Green Realty Corp.	24,421	2,289,957
Swiss Prime Site AG (b)	3,400	264,131
Tokyo Tatemono Co., Ltd.	89,000	825,739
Workspace Group PLC	75,680	675,548

		22,794,532

Industrials - 1.7%
Industrial Warehouse Distribution - 1.5%
Ascendas Real Estate Investment Trust	122,000	202,681
Daiwa House REIT Investment Corp.	37	310,841

Company	Shares	U.S. $ Value
DCT Industrial Trust, Inc.	19,750	142,200
EastGroup Properties, Inc.	2,800	166,152
First Industrial Realty Trust, Inc.	10,050	172,458
Global Logistic Properties Ltd.	185,000	404,915
GLP J-Reit	300	310,842
Granite Real Estate Investment Trust	32,306	1,099,696
Hansteen Holdings PLC	253,000	440,861
Hopewell Holdings Ltd.	159,000	548,862
Japan Logistics Fund, Inc.	275	607,325
Mapletree Industrial Trust	15,740	16,121
Mapletree Logistics Trust	947,000	742,528
Nippon Prologis REIT, Inc.	70	703,526
ProLogis, Inc.	38,590	1,495,748
Segro PLC	41,180	227,971
STAG Industrial, Inc.	63,110	1,354,341
Warehouses De Pauw SCA	2,000	142,675

		9,089,743

Mixed Office Industrial - 0.2%
BR Properties SA	14,040	98,972
Goodman Group	210,560	860,358

		959,330

		10,049,073

Lodging - 1.3%
Lodging - 1.3%
Ashford Hospitality Prime, Inc.	28,904	476,916
Ashford Hospitality Trust, Inc.	157,506	1,480,556
CDL Hospitality Trusts	11,600	14,600
Chesapeake Lodging Trust	24,690	601,201
DiamondRock Hospitality Co.	138,640	1,605,451
Hersha Hospitality Trust	234,700	1,274,421
Hospitality Properties Trust	4,400	113,080
Host Hotels & Resorts, Inc.	52,900	972,831
InterContinental Hotels Group PLC	17,502	565,827
LaSalle Hotel Properties	5,200	159,952
Pebblebrook Hotel Trust	6,100	183,793
RLJ Lodging Trust	6,000	149,880
Strategic Hotels & Resorts, Inc. (b)	17,650	164,322
Sunstone Hotel Investors, Inc.	13,300	170,639

		7,933,469

Mortgage - 0.6%
Mortgage - 0.6%
Altisource Residential Corp.	34,477	1,034,310
NorthStar Realty Finance Corp.	74,840	1,091,916
Starwood Property Trust, Inc.	41,530	1,254,206

		3,380,432

Food Beverage & Tobacco - 0.2%
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	12,100	477,708
Bunge Ltd.	3,470	262,887
Charoen Pokphand Indonesia Tbk PT	118,590	40,004
Felda Global Ventures Holdings Bhd	65,418	85,126
Golden Agri-Resources Ltd.	186,000	75,528
Kuala Lumpur Kepong Bhd	14,100	98,734
Wilmar International Ltd.	61,041	149,055

		1,189,042

Total Common Stocks (cost $364,042,104)		368,310,707

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 25.3%
United States - 25.3%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (e)	89,178	91,887,815
0.625%, 7/15/21 (TIPS)	3,632	3,772,773
1.875%, 7/15/15 (TIPS) (e)	50,590	53,313,653

Total Inflation-Linked Securities (cost $149,107,476)		148,974,241

	Shares
WARRANTS - 0.5%
Equity: Other - 0.3%
Diversified/Specialty - 0.3%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (b)	785,970	719,070
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b)	502,430	1,094,440

		1,813,510

Energy - 0.2%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merrill Lynch Intl & Co., expiring 11/02/15 (b)	16,210	64,007

Oil & Gas Exploration & Production - 0.2%
Oil & Natural Gas Corp. Ltd., Deutsche Bank AG , expiring 1/17/17 (b)	218,400	959,943

		1,023,950

Total Warrants (cost $2,444,922)		2,837,460

INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
CPN Retail Growth Leasehold Property Fund	89,150	41,130
iShares US Real Estate ETF	27,630	1,802,857
Medicx Fund Ltd.	13,066	17,240
Picton Property Income Ltd.	12,600	12,112
Standard Life Investment Property Income Trust PLC	8,300	10,196
UK Commercial Property Trust Ltd./fund	239,950	303,335

Total Investment Companies (cost $2,137,657)		2,186,870

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $57.00 (b)(f)	1,452	312,906
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $59.00 (b)(f)	743	201,353

Total Options Purchased - Puts (premiums paid $863,483)		514,259

	Shares
SHORT-TERM INVESTMENTS - 10.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (g) (cost $15,504,811)	15,504,811	15,504,811

	Principal Amount (000)
U.S. Treasury Bills - 7.8%
U.S. Treasury Bill Zero Coupon, 4/24/14 (e) (cost $45,687,733)	$45,705	45,687,733

Time Deposit - 0.2%
State Street Time Deposit 0.01%, 2/03/14 (cost $1,004,176)	1,004	1,004,176

Total Short-Term Investments (cost $62,196,720)		62,196,720

Total Investments - 99.6% (cost $580,792,362) (h)		585,020,257
Other assets less liabilities - 0.4% (i)		2,636,691

Net Assets - 100.0%		$587,656,948

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	139	March 2014	$3,870,825	$4,046,290	$175,465
Copper London Metal Exchange Futures	24	March 2014	4,354,902	4,249,800	(105,102)
Live Cattle Futures	94	June 2014	4,885,275	4,944,400	59,125

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Natural Gas Futures	22	March 2014	$963,204	$979,880	$16,676
Nickel London Metal Exchange Futures	36	March 2014	3,103,517	3,014,496	(89,021)
Platinum Futures	82	April 2014	5,622,955	5,640,370	17,415
Soybean Futures	27	November 2014	1,582,116	1,491,075	(91,041)
Soybean Meal Futures	67	March 2014	2,710,942	2,854,870	143,928
WTI Crude Futures	31	February 2014	2,927,937	3,022,190	94,253
WTI Crude Futures	20	November 2014	1,777,412	1,798,400	20,988
WTI Crude Futures	20	May 2015	1,705,172	1,721,800	16,628
Zinc London Metal Exchange Futures	63	March 2014	3,235,711	3,097,238	(138,473)
Sold Contracts Brent Crude Oil Futures	20	November 2014	2,051,169	2,046,200	4,969
Brent Crude Oil Futures	20	May 2015	2,008,655	2,000,600	8,055
Cattle Feeder Futures	14	March 2014	1,170,532	1,185,975	(15,443)
Corn Futures	55	March 2014	1,177,343	1,193,500	(16,157)
Gasoline RBOB Futures	17	February 2014	1,875,558	1,878,820	(3,262)
Gold 100 OZ Futures	31	April 2014	3,834,313	3,843,380	(9,067)
Lead London Metal Exchange Futures	19	April 2014	1,039,334	1,003,675	35,659
Lean Hogs Futures	44	June 2014	1,785,084	1,844,920	(59,836)
NY HARB ULSD Futures	7	February 2014	855,522	881,147	(25,625)
PRI Aluminum London Metal Exchange Futures	222	March 2014	9,823,098	9,353,138	469,960
Soybean Oil Futures	119	March 2014	2,902,426	2,687,496	214,930
Sugar 11 Futures	33	February 2014	561,832	574,728	(12,896)
Wheat Futures (CBT)	64	March 2014	1,944,742	1,778,400	166,342

					$878,470

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	2,992,801	USD	28,971	3/18/14	$(327,151)
Barclays Bank PLC Wholesale	JPY	263,297	USD	2,637	3/18/14	59,139
Barclays Bank PLC Wholesale	NOK	8,201	USD	1,331	3/18/14	26,190
Barclays Bank PLC Wholesale	USD	1,919	CHF	1,709	3/18/14	(33,136)
Barclays Bank PLC Wholesale	USD	882	KRW	931,615	3/18/14	(24,149)
Barclays Bank PLC Wholesale	USD	811	MYR	2,611	3/18/14	(32,405)
BNP Paribas SA	USD	2,314	AUD	2,562	3/18/14	(77,970)
Deutsche Bank AG London	USD	2,045	MXN	26,826	3/18/14	(45,702)
Goldman Sachs Capital Markets LP	BRL	9,733	USD	4,021	3/06/14	19,631
Goldman Sachs Capital Markets LP	USD	4,477	CAD	4,706	3/18/14	(255,694)
Goldman Sachs Capital Markets LP	USD	992	HKD	7,691	3/18/14	(1,425)
HSBC Bank USA	EUR	5,222	USD	7,166	3/18/14	122,568
JPMorgan Chase Bank, NA	EUR	2,448	USD	3,298	3/18/14	(3,698)
Royal Bank of Scotland PLC	GBP	432	USD	708	3/18/14	(1,580)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	MXN	26,826	USD	2,074	3/18/14	$74,723
Royal Bank of Scotland PLC	USD	3,208	CAD	3,421	3/18/14	(139,895)
Royal Bank of Scotland PLC	USD	1,493	ZAR	15,628	3/18/14	(95,082)
Standard Chartered Bank	USD	16,670	CNY	101,797	3/18/14	(4,129)
Standard Chartered Bank	USD	826	IDR	10,096,953	3/18/14	(1,643)
Standard Chartered Bank	USD	814	INR	50,591	3/18/14	(12,733)
Standard Chartered Bank	USD	1,745	SGD	2,180	3/18/14	(37,544)
State Street Bank & Trust Co.	THB	27,621	USD	858	3/18/14	23,682

						$(768,003)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$36,427

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	3/27/18	2.450%	CPI	#	$(40,310)
JPMorgan Chase Bank, NA	85,342	10/01/16	1.918%	CPI	#	(527,377)

						$(567,687)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	200,000	0.13%	$53,136	3/17/14	Credit Suisse International	$(7,037)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	335,195	0.12%	89,055	3/17/14	Goldman Sachs	(11,386)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	200,000	0.13%	$53,136	3/17/14	JPMorgan Chase Bank, NA	$(7,037)

							$(25,460)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $893,793 or 0.2% of net assets.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $15,195,550.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,788,423 and gross unrealized depreciation of investments was $(20,560,528), resulting in net unrealized appreciation of $4,227,895.
(i)	An amount of U.S. $3,321,876 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

AllianceBernstein Bond Fund-Real Asset Strategy

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1	Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$78,471,611	$49,210,811		$	– 0	–	$127,682,422
Equity: Other	26,631,865	43,655,074			– 0	–	70,286,939
Materials	24,962,330	36,870,533			2		61,832,865
Retail	16,013,215	17,952,784			– 0	–	33,965,999
Residential	15,627,536	13,566,741			1,657		29,195,934
Office	11,799,376	10,995,156			– 0	–	22,794,532
Industrials	4,871,456	5,177,617			– 0	–	10,049,073
Lodging	7,353,042	580,427			– 0	–	7,933,469
Mortgage	3,380,432	– 0	–		– 0	–	3,380,432
Food Beverage & Tobacco	740,595	448,447			– 0	–	1,189,042

Investments in Securities:	Level 1		Level 2		Level 3		Total
Inflation-Linked Securities	– 0	–	148,974,241		– 0	–	148,974,241
Warrants	– 0	–	2,837,460		– 0	–	2,837,460
Investment Companies	2,106,193		80,677		– 0	–	2,186,870
Options Purchased - Puts	– 0	–	514,259		– 0	–	514,259
Short-Term Investments:
Investment Companies	15,504,811		– 0	–	– 0	–	15,504,811
U.S. Treasury Bills	– 0	–	45,687,733		– 0	–	45,687,733
Time Deposit	– 0	–	1,004,176		– 0	–	1,004,176

Total Investments in Securities	207,462,462		377,556,136	+	1,659		585,020,257
Other Financial Instruments* :
Assets:
Futures	1,444,393		– 0	–	– 0	–	1,444,393
Forward Currency Exchange Contracts	– 0	–	325,933		– 0	–	325,933
Interest Rate Swaps	– 0	–	36,427		– 0	–	36,427
Liabilities:
Futures	(565,923)		– 0	–	– 0	–	(565,923)
Forward Currency Exchange Contracts	– 0	–	(1,093,936)		– 0	–	(1,093,936)
Inflation (CPI) Swaps	– 0	–	(567,687)		– 0	–	(567,687)
Total Return Swaps	– 0	–	(25,460)		– 0	–	(25,460)

Total++	$208,340,932		$376,231,413		$1,659		$584,574,004

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials			Residential		Warrants
Balance as of 10/31/13		$2		$17,879			$1,069,240
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–	(16,222)			– 0	–
Purchases		– 0	–	– 0	–		– 0	–
Sales		– 0	–	– 0	–		– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		(1,069,240)

Balance as of 1/31/14		$2		$1,657		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$(16,222)		$	– 0	–

	Rights^			Total
Balance as of 10/31/13	$	– 0	–	$1,087,121
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–	(16,222)
Purchases		– 0	–	– 0	–

	Rights^			Total
Sales		– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(1,069,240)

Balance as of 1/31/14	$	– 0	–	$1,659	+

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$	– 0	–	$(16,222)

^	The security which had zero market value at year end is no longer held by the Strategy.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.5%
Long-Term Municipal Bonds - 52.7%
Alabama - 1.1%
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
6.00%, 10/01/42	$110	$108,070

Arizona - 1.0%
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	101,108

California - 3.2%
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45 (a)	250	218,490
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47	150	108,105

		326,595

Colorado - 1.7%
Colorado Hlth Fac Auth (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	173,261

Florida - 1.0%
Collier Cnty FL IDA (Arlington of Naples)
Series 2014A
8.125%, 5/15/44 (a)	100	100,776

Georgia - 3.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2012A
5.00%, 1/01/31	310	331,040

Idaho - 1.0%
Idaho Hlth Fac Auth (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	99,080

Illinois - 0.5%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	50	49,650

Indiana - 2.4%
Illinois Finance Auth (East End Crossing Proj)
5.00%, 7/01/40	100	94,805
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	160	147,653

		242,458

	Principal Amount (000)	U.S. $ Value
Massachusetts- 3.8%
Massachusetts Sch Bldg Auth
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	365	391,364

Michigan - 1.1%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/22	115	112,678

Nebraska - 1.0%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc. (The))
5.00%, 9/01/42	100	99,845

New Hampshire - 1.1%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	115	110,483

New Jersey - 5.1%
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	85	82,701
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/32	315	337,056
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41	140	103,006

		522,763

New York - 16.2%
City of New York (New York Ny Go)
5.00%, 8/01/21	340	398,738
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/29	315	340,209
New York NY Trnsl Fin Auth
Series 2013F
5.00%, 2/01/27	350	394,503
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2012A
5.00%, 4/01/26	365	409,869
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
6.00%, 9/15/27	120	97,768

		1,641,087

Ohio - 1.0%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	135	106,893

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.6%
Puerto Rico Elec Pwr Auth
Series 2012A
5.05%, 7/01/42	45	25,704
Puerto Rico GO
Series 2012A
5.00%, 7/01/41	50	32,602

		58,306

Texas - 5.2%
Central TX Regl Mobility Auth
5.00%, 1/01/42	100	89,251
City of Lubbock
AGM
5.00%, 2/15/15	420	440,777

		530,028

Virginia - 2.4%
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	145	95,662
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	165	151,119

		246,781

Total Long-Term Municipal Bonds (cost $5,214,868)		5,352,266

Short-Term Municipal Notes - 11.8%
Connecticut - 4.0%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2001V-2
0.03%, 7/01/36 (b)	400	400,000

Mississippi - 3.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.04%, 12/01/30 (b)	400	400,000

Texas - 3.9%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.04%, 11/01/51 (b)	400	400,000

Total Short-Term Municipal Notes (cost $1,200,000)		1,200,000

Total Municipal Obligations (cost $6,414,868)		6,552,266

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 5.1%
Industrial - 2.5%
Communications - Media - 0.5%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	50	51,386

Consumer Cyclical - Retailers - 1.0%
Walgreen Co.
1.00%, 3/13/15	50	50,215
CVS Caremark Corp.
3.25%, 5/18/15	50	51,701

		101,916

Consumer Non-Cyclical - 1.0%
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15	50	51,539
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	50	52,949

		104,488

		257,790

Financial Institutions - 2.1%
Insurance - 1.0%
American International Group, Inc.
3.00%, 3/20/15	50	51,343
Prudential Financial, Inc.
4.75%, 9/17/15	50	53,158

		104,501

REITS - 1.1%
HCP, Inc.
3.75%, 2/01/16	50	52,651
Health Care REIT, Inc.
3.625%, 3/15/16	50	52,670

		105,321

Utility - 0.5%
Natural Gas - 0.5%
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	52,462

Total Corporates - Investment Grades (cost $520,228)		520,074

	Shares
SHORT-TERM INVESTMENTS - 32.4%
Investment Companies - 32.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) + (cost $3,293,474)	3,293,474	3,293,474

U.S. $ Value
Total Investments - 102.0% (cost $10,228,570) (d)	10,365,814
Other assets less liabilities - (2.0)%	(207,978)

Net Assets - 100.0%	$10,157,836

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $319,266 or 3.1% of net assets.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,649 and gross unrealized depreciation of investments was $(1,405), resulting in net unrealized appreciation of $137,244.

As of January 31, 2014, the Fund held 12.7% of net assets in insured bonds (of this amount 47.03% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
REIT	-	Real Estate Investment Trust

AllianceBernstein Tax-Aware Fixed Income Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,004,992		$347,274		$5,352,266
Short-Term Municipal Notes		– 0	–	1,200,000		– 0	–	1,200,000
Corporates - Investment Grades		– 0	–	520,074		– 0	–	520,074
Short-Term Investments		3,293,474		– 0	–	– 0	–	3,293,474

Total Investments in Securities		3,293,474		6,725,066		347,274		10,365,814
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$3,293,474		$6,725,066		$347,274		$10,365,814

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds			Total
Balance as of 12/11/13^	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		18			18
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		4,545			4,545
Purchases		342,711			342,711
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/14		$347,274			$347,274

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14		$4,545			$4,545

^	Commencement of operations.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$347,274	Third Party Vendor	Evaluated Quotes	$81.47 – $100.78/$94.65

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014